American Balanced Fund®
Investment portfolio
September 30, 2019
unaudited
Common stocks 60.54% Information technology 13.67%	Shares	Value (000)
Microsoft Corp.	47,624,000	$6,621,165
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	49,726,100	2,311,269
Broadcom Inc.	7,578,400	2,092,169
Intel Corp.	38,494,009	1,983,596
ASML Holding NV (New York registered)	4,716,458	1,171,663
ASML Holding NV	1,440,000	356,675
Samsung Electronics Co., Ltd.	20,225,000	829,358
Visa Inc., Class A	4,090,000	703,521
Autodesk, Inc.[1]	4,087,000	603,650
Applied Materials, Inc.	9,727,584	485,406
Mastercard Inc., Class A	1,326,000	360,102
VeriSign, Inc.[1]	1,800,000	339,534
Symantec Corp.	14,000,000	330,820
Intuit Inc.	1,100,000	292,534
Apple Inc.	1,020,000	228,449
Adobe Inc.[1]	760,000	209,950
TE Connectivity Ltd.	2,200,000	204,996
Texas Instruments Inc.	1,583,697	204,677
Keyence Corp.	329,500	203,871
Workday, Inc., Class A1	1,156,000	196,474
Analog Devices, Inc.	1,440,000	160,891
Sabre Corp.	7,088,721	158,752
FleetCor Technologies, Inc.[1]	551,500	158,159
Square, Inc., Class A1	2,434,747	150,833
Jack Henry & Associates, Inc.	813,000	118,674
KLA Corp.	470,011	74,943
		20,552,131
Health care 8.67%
UnitedHealth Group Inc.	16,313,500	3,545,250
Cigna Corp.	9,542,917	1,448,519
Merck & Co., Inc.	16,936,400	1,425,706
Pfizer Inc.	35,331,000	1,269,443
Johnson & Johnson	9,628,300	1,245,709
Thermo Fisher Scientific Inc.	2,226,500	648,513
Boston Scientific Corp.[1]	12,175,000	495,401
Centene Corp.[1]	8,521,326	368,633
CVS Health Corp.	5,304,869	334,578
AstraZeneca PLC	3,358,000	299,794
Anthem, Inc.	1,102,200	264,638
Novartis AG	2,980,000	258,393
Gilead Sciences, Inc.	3,500,000	221,830
ResMed Inc.	1,635,000	220,905
Abbott Laboratories	2,546,700	213,082
Eli Lilly and Co.	1,440,000	161,035
Bluebird Bio, Inc.[1]	1,686,000	154,809
Daiichi Sankyo Co., Ltd.	2,373,000	149,326
American Balanced Fund — Page 1 of 40

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Humana Inc.	454,000	$116,074
BioMarin Pharmaceutical Inc.[1]	1,590,000	107,166
Vertex Pharmaceuticals Inc.[1]	274,300	46,472
WellCare Health Plans, Inc.[1]	166,500	43,152
		13,038,428
Financials 7.51%
Berkshire Hathaway Inc., Class A1	8,298	2,587,582
JPMorgan Chase & Co.	9,730,000	1,145,124
Chubb Ltd.	5,485,593	885,594
BlackRock, Inc.	1,815,000	808,837
Capital One Financial Corp.	7,343,147	668,080
PNC Financial Services Group, Inc.	4,360,500	611,168
Goldman Sachs Group, Inc.	2,653,628	549,911
The Blackstone Group Inc., Class A	9,108,411	444,855
Bank of New York Mellon Corp.	9,000,000	406,890
Intercontinental Exchange, Inc.	3,866,600	356,771
Citigroup Inc.	5,140,400	355,099
CME Group Inc., Class A	1,531,000	323,562
Bank of America Corp.	10,000,000	291,700
Wells Fargo & Co.	5,057,500	255,100
SunTrust Banks, Inc.	3,555,000	244,584
Legal & General Group PLC	70,000,000	213,794
RenaissanceRe Holdings Ltd.	1,083,000	209,506
HDFC Bank Ltd.	11,003,000	190,572
First Republic Bank	1,658,100	160,338
Discover Financial Services	1,950,000	158,125
AIA Group Ltd.	10,607,000	100,214
Nasdaq, Inc.	1,002,000	99,549
S&P Global Inc.	330,000	80,843
Aon PLC, Class A	345,000	66,782
Marsh & McLennan Companies, Inc.	414,500	41,471
BNP Paribas SA	779,720	37,963
		11,294,014
Consumer discretionary 5.79%
Home Depot, Inc.	15,473,300	3,590,115
Amazon.com, Inc.[1]	825,700	1,433,341
NIKE, Inc., Class B	8,285,000	778,127
Carnival Corp., units	12,000,000	524,520
General Motors Co.	12,091,000	453,171
Darden Restaurants, Inc.	3,000,000	354,660
VF Corp.	3,420,000	304,346
Domino’s Pizza, Inc.	1,109,000	271,250
LVMH Moët Hennessy-Louis Vuitton SE	571,000	226,944
Toll Brothers, Inc.	4,785,500	196,445
Marriott International, Inc., Class A	1,577,000	196,132
McDonald’s Corp.	756,800	162,493
MGM Resorts International	5,610,000	155,509
Booking Holdings Inc.[1]	11,200	21,981
Wynn Resorts, Ltd.	199,000	21,635
Las Vegas Sands Corp.	175,000	10,108
		8,700,777
American Balanced Fund — Page 2 of 40

unaudited
Common stocks (continued) Industrials 5.45%	Shares	Value (000)
Boeing Co.	5,950,600	$2,264,025
Lockheed Martin Corp.	3,241,500	1,264,379
Northrop Grumman Corp.	3,186,900	1,194,418
CSX Corp.	9,768,100	676,636
Airbus SE, non-registered shares	3,984,377	517,658
Johnson Controls International PLC	9,000,000	395,010
Deere & Co.	2,000,000	337,360
Safran SA	1,664,000	261,986
Honeywell International Inc.	1,302,000	220,298
United Parcel Service, Inc., Class B	1,750,000	209,685
TransDigm Group Inc.	380,000	197,855
Parker-Hannifin Corp.	903,000	163,091
Cummins Inc.	1,000,000	162,670
Union Pacific Corp.	765,000	123,915
Westinghouse Air Brake Technologies Corp.	1,376,100	98,887
Caterpillar Inc.	700,100	88,430
Norfolk Southern Corp.	123,000	22,098
		8,198,401
Communication services 4.76%
Alphabet Inc., Class C1	875,500	1,067,234
Alphabet Inc., Class A1	408,400	498,714
Comcast Corp., Class A	32,612,800	1,470,185
Charter Communications, Inc., Class A1	2,771,200	1,142,067
Facebook, Inc., Class A1	6,174,200	1,099,502
T-Mobile US, Inc.[1]	9,000,000	708,930
Activision Blizzard, Inc.	12,438,000	658,219
CBS Corp., Class B	4,520,000	182,472
Netflix, Inc.[1]	607,000	162,445
Nintendo Co., Ltd.	364,000	134,726
Verizon Communications Inc.	367,000	22,152
SoftBank Group Corp.	390,000	15,294
		7,161,940
Consumer staples 4.58%
Philip Morris International Inc.	27,129,000	2,059,905
Altria Group, Inc.	24,447,000	999,882
Nestlé SA	9,145,000	992,155
Conagra Brands, Inc.	12,452,000	382,027
Anheuser-Busch InBev SA/NV	3,940,000	375,417
Coca-Cola Co.	5,785,000	314,935
Costco Wholesale Corp.	1,055,000	303,956
Coca-Cola European Partners PLC	5,440,000	301,648
Constellation Brands, Inc., Class A	1,192,000	247,078
Mondelez International, Inc.	4,265,000	235,940
Procter & Gamble Co.	1,600,000	199,008
General Mills, Inc.	3,000,000	165,360
Kellogg Co.	2,100,000	135,135
British American Tobacco PLC	2,845,000	105,205
British American Tobacco PLC (ADR)	410,000	15,129
Keurig Dr Pepper Inc.	1,873,215	51,176
		6,883,956
American Balanced Fund — Page 3 of 40

unaudited
Common stocks (continued) Energy 3.45%	Shares	Value (000)
Chevron Corp.	9,633,755	$1,142,563
Royal Dutch Shell PLC, Class B (ADR)	12,358,400	740,268
Royal Dutch Shell PLC, Class B	2,861,540	84,301
Baker Hughes, a GE Co., Class A	28,556,000	662,499
Noble Energy, Inc.	22,500,000	505,350
Exxon Mobil Corp.	6,109,000	431,356
Suncor Energy Inc.	12,679,346	399,947
Enbridge Inc.	9,600,000	336,768
ConocoPhillips	5,505,500	313,703
Murphy Oil Corp.	8,087,138	178,807
EOG Resources, Inc.	2,275,000	168,851
Diamondback Energy, Inc.	1,649,600	148,316
Pioneer Natural Resources Co.	500,000	62,885
Occidental Petroleum Corp.	322,500	14,342
		5,189,956
Materials 3.20%
DuPont de Nemours Inc.	13,200,000	941,292
LyondellBasell Industries NV	7,672,100	686,423
Sherwin-Williams Co.	1,120,400	616,074
Royal Gold, Inc.[2]	4,254,500	524,197
Shin-Etsu Chemical Co., Ltd.	4,011,100	428,840
Dow Inc.	8,231,000	392,207
Corteva, Inc.	10,460,509	292,894
Air Products and Chemicals, Inc.	1,065,000	236,281
Linde PLC	972,000	188,296
Rio Tinto PLC	2,750,000	142,317
Nucor Corp.	2,500,000	127,275
Norsk Hydro ASA	33,536,802	117,962
Alcoa Corp.[1]	3,388,000	67,997
WestRock Co.	576,703	21,021
Vale SA, ordinary nominative (ADR)	1,789,000	20,574
		4,803,650
Real estate 2.82%
Simon Property Group, Inc. REIT	7,169,000	1,115,855
Equinix, Inc. REIT	1,435,000	827,708
Crown Castle International Corp. REIT	3,210,000	446,222
American Tower Corp. REIT	1,939,000	428,771
Digital Realty Trust, Inc. REIT	2,991,000	388,262
Sun Communities, Inc. REIT	2,361,000	350,490
Iron Mountain Inc. REIT	10,166,200	329,283
Ventas, Inc. REIT	2,464,400	179,975
AGNC Investment Corp. REIT	9,688,000	155,880
Gaming and Leisure Properties, Inc. REIT	624,000	23,862
		4,246,308
Utilities 0.64%
Public Service Enterprise Group Inc.	6,938,500	430,742
DTE Energy Co.	2,311,000	307,270
Sempra Energy	570,000	84,138
American Balanced Fund — Page 4 of 40

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Exelon Corp.	1,630,000	$78,745
CMS Energy Corp.	997,900	63,816
		964,711
Total common stocks (cost: $62,727,390,000)		91,034,272
Preferred securities 0.12% Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	3,680,000	121,523
Financials 0.04%
Itaú Unibanco Holding SA, preferred nominative (ADR)	7,520,000	63,243
CoBank, ACB, Class E, noncumulative[3]	7,440	4,873
		68,116
Total preferred securities (cost: $185,354,000)		189,639
Convertible stocks 0.17% Real estate 0.11%
Crown Castle International Corp. REIT, Series A, 6.875% convertible preferred 2020	130,000	164,082
Information technology 0.04%
Broadcom Inc., Series A, cumulative convertible preferred, 8.00% 2022	60,000	61,523
Health care 0.02%
Danaher Corp., Series A, 4.75% cumulative convertible preferred 2022	22,709	25,890
Total convertible stocks (cost: $225,223,000)		251,495
Bonds, notes & other debt instruments 34.17% Corporate bonds & notes 13.39% Financials 3.31%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,661
ACE INA Holdings Inc. 2.875% 2022	22,180	22,744
ACE INA Holdings Inc. 3.35% 2026	5,180	5,537
American Express Co. 2.20% 2020	29,000	29,048
American International Group, Inc. 4.20% 2028	8,760	9,562
AXA Equitable Holdings, Inc. 4.35% 2028	19,000	20,255
AXA SA, Series B, junior subordinated, 6.379%[3,4]	2,000	2,351
Bank of America Corp. 2.625% 2020	18,605	18,726
Bank of America Corp. 2.816% 2023 (3-month USD-LIBOR + 0.93% on 7/21/2022)[4]	27,239	27,631
Bank of America Corp. 2.881% 2023 (3-month USD-LIBOR + 1.021% on 4/24/2022)[4]	11,750	11,933
Bank of America Corp. 3.004% 2023 (3-month USD-LIBOR + 0.79% on 12/20/2022)[4]	2,450	2,503
Bank of America Corp. 3.124% 2023 (3-month USD-LIBOR + 1.16% on 1/20/2022)[4]	13,850	14,134
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[4]	34,000	35,377
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)[4]	18,650	19,653
Bank of America Corp. 3.458% 2025 (3-month USD-LIBOR + 0.97% on 3/15/2024)[4]	99,381	103,750
Bank of America Corp. 3.559% 2027 (3-month USD-LIBOR + 1.06% on 4/23/2026)[4]	40,000	42,259
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[4]	13,950	14,568
American Balanced Fund — Page 5 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of America Corp. 3.194% 2030 (3-month USD-LIBOR + 1.18% on 7/23/2029)[4]	$38,225	$39,495
BB&T Corp. 2.625% 2022	22,500	22,788
BB&T Corp. 2.75% 2022	22,887	23,235
Berkshire Hathaway Finance Corp. 4.20% 2048	31,575	37,055
Berkshire Hathaway Finance Corp. 4.25% 2049	10,000	11,872
Berkshire Hathaway Inc. 2.75% 2023	5,000	5,132
BNP Paribas 3.50% 2023[3]	46,050	47,564
BNP Paribas 3.80% 2024[3]	77,000	80,932
BNP Paribas 3.375% 2025[3]	61,623	63,773
BNP Paribas 4.375% 2025[3]	5,700	6,064
BNP Paribas 4.375% 2026[3]	6,350	6,781
Capital One Financial Corp. 3.45% 2021	24,550	25,001
Capital One Financial Corp. 2.15% 2022	56,775	56,751
Capital One Financial Corp. 3.20% 2023	20,000	20,541
Capital One Financial Corp. 3.30% 2024	4,000	4,143
Capital One Financial Corp. 3.90% 2024	10,125	10,705
Capital One Financial Corp. 3.20% 2025	20,000	20,581
Capital One Financial Corp. 4.25% 2025	20,000	21,662
Charles Schwab Corp. 3.45% 2026	1,616	1,709
CIT Bank, N.A. 2.969% 2025 (USD-SOFR + 1.715% on 9/27/2024)[4]	18,665	18,723
Citigroup Inc. 2.35% 2021	5,675	5,703
Citigroup Inc. 2.90% 2021	64,939	65,940
Citigroup Inc. 2.876% 2023 (3-month USD-LIBOR + 0.95% on 7/24/2022)[4]	70,577	71,573
Citigroup Inc. 3.352% 2025 (3-month USD-LIBOR + 0.897% on 4/24/2024)[4]	21,850	22,676
Citigroup Inc. 3.98% 2030 (3-month USD-LIBOR + 1.023% on 3/20/2029)[4]	30,000	32,732
Citigroup Inc. 4.65% 2048	12,160	14,904
CME Group Inc. 3.75% 2028	25,175	28,161
Commonwealth Bank of Australia 2.25% 2020[3]	6,250	6,257
Crédit Agricole SA 2.375% 2021[3]	6,645	6,668
Crédit Agricole SA 4.375% 2025[3]	16,575	17,632
Credit Suisse Group AG 3.80% 2022	6,800	7,067
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	22,137	22,358
Credit Suisse Group AG 3.80% 2023	18,637	19,473
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]	15,200	15,067
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[3,4]	12,300	12,966
Danske Bank AS 2.70% 2022[3]	22,500	22,605
Deutsche Bank AG 2.70% 2020	20,000	19,962
Deutsche Bank AG 3.15% 2021	15,339	15,309
Deutsche Bank AG 3.375% 2021	8,847	8,824
Deutsche Bank AG 4.25% 2021	24,132	24,374
Deutsche Bank AG 4.25% 2021	1,774	1,800
Deutsche Bank AG 3.30% 2022	12,871	12,803
Deutsche Bank AG 5.00% 2022	7,045	7,298
Deutsche Bank AG 3.95% 2023	82,234	83,477
Deutsche Bank AG 3.70% 2024	48,543	48,657
Deutsche Bank AG 3.70% 2024	23,360	23,415
Deutsche Bank AG 4.10% 2026	16,805	16,864
Discover Financial Services 2.45% 2024	18,000	17,964
DNB Bank ASA 2.375% 2021[3]	10,000	10,035
Ford Motor Credit Co. 5.085% 2021	18,335	18,807
Ford Motor Credit Co. 3.35% 2022	18,000	18,032
Ford Motor Credit Co. 3.81% 2024	61,242	61,076
Ford Motor Credit Co. 5.584% 2024	16,000	17,029
Ford Motor Credit Co. 4.542% 2026	36,000	36,035
American Balanced Fund — Page 6 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 2.55% 2019	$11,000	$11,001
Goldman Sachs Group, Inc. 5.25% 2021	22,025	23,215
Goldman Sachs Group, Inc. 5.75% 2022	28,816	31,057
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[4]	38,459	39,020
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[4]	20,899	21,586
Goldman Sachs Group, Inc. 3.691% 2028 (3-month USD-LIBOR + 1.51% on 6/5/2027)[4]	10,000	10,507
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[4]	5,102	5,413
Groupe BPCE SA 3.00% 2022[3]	38,000	38,590
Groupe BPCE SA 2.75% 2023[3]	10,050	10,222
Groupe BPCE SA 5.70% 2023[3]	13,830	15,258
Groupe BPCE SA 4.625% 2024[3]	34,250	36,527
Groupe BPCE SA 5.15% 2024[3]	54,250	59,448
Hartford Financial Services Group, Inc. 2.80% 2029	13,970	13,955
Hartford Financial Services Group, Inc. 3.60% 2049	20,000	20,219
HSBC Holdings PLC 2.65% 2022	15,000	15,113
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[4]	22,500	22,901
HSBC Holdings PLC 4.25% 2024	8,000	8,431
HSBC Holdings PLC 3.803% 2025 (3-month USD-LIBOR + 1.211% on 3/11/2024)[4]	9,400	9,798
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[4]	25,500	28,310
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[4]	11,250	12,024
Huntington Bancshares Inc. 2.625% 2024	18,000	18,197
Intesa Sanpaolo SpA 6.50% 2021[3]	14,380	15,108
Intesa Sanpaolo SpA 3.125% 2022[3]	61,835	62,100
Intesa Sanpaolo SpA 3.375% 2023[3]	75,277	75,955
Intesa Sanpaolo SpA 5.017% 2024[3]	113,332	116,766
Intesa Sanpaolo SpA 5.71% 2026[3]	16,658	17,694
Intesa Sanpaolo SpA 3.875% 2027[3]	70,714	70,743
Intesa Sanpaolo SpA 3.875% 2028[3]	51,526	51,328
Jefferies Financial Group Inc. 5.50% 2023	830	902
JPMorgan Chase & Co. 2.25% 2020	14,585	14,589
JPMorgan Chase & Co. 2.55% 2020	1,395	1,402
JPMorgan Chase & Co. 2.55% 2021	10,000	10,067
JPMorgan Chase & Co. 3.25% 2022	10,000	10,342
JPMorgan Chase & Co. 3.207% 2023 (3-month USD-LIBOR + 0.695% on 4/1/2022)[4]	950	973
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[4]	28,225	29,458
JPMorgan Chase & Co. 3.625% 2024	2,350	2,492
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[4]	18,401	19,431
JPMorgan Chase & Co. 3.875% 2024	25,000	26,652
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[4]	111,215	110,940
JPMorgan Chase & Co. 3.96% 2027 (3-month USD-LIBOR + 1.245% on 1/29/2026)[4]	19,000	20,578
JPMorgan Chase & Co. 2.739% 2030 (USD-SOFR + 1.51% on 10/15/2029)[4]	83,885	83,482
JPMorgan Chase & Co. 3.702% 2030 (3-month USD-LIBOR + 1.16% on 5/6/2029)[4]	62,555	67,157
JPMorgan Chase & Co., Series Z, junior subordinated, 5.30% (3-month USD-LIBOR + 3.80% on 5/1/2020)[4]	35,000	35,356
JPMorgan Chase & Co., Series S, junior subordinated, 6.75% (3-month USD-LIBOR + 3.78% on 2/1/2024)[4]	25,000	27,768
JPMorgan Chase Bank NA (3-month USD-LIBOR + 0.34%) 2.607% 2021[5]	28,050	28,068
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[4]	12,800	12,832
Lloyds Banking Group PLC 4.05% 2023	15,000	15,773
Lloyds Banking Group PLC 4.45% 2025	12,400	13,357
Lloyds Banking Group PLC 4.582% 2025	14,750	15,506
Lloyds Banking Group PLC 4.375% 2028	10,025	10,897
Marsh & McLennan Companies, Inc. 3.875% 2024	24,225	25,841
Marsh & McLennan Companies, Inc. 4.375% 2029	31,585	35,767
Marsh & McLennan Companies, Inc. 4.90% 2049	26,314	33,016
Metropolitan Life Global Funding I 2.50% 2020[3]	46,300	46,563
American Balanced Fund — Page 7 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 1.95% 2021[3]	$15,500	$15,506
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	69,000	69,582
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	50,000	50,899
Mizuho Financial Group, Ltd. 2.55% 2025 (3-Month USD-LIBOR + 1.10% on 9/13/2024)[4]	25,000	24,951
Morgan Stanley 2.50% 2021	10,000	10,067
Morgan Stanley 2.625% 2021	9,175	9,262
Morgan Stanley 5.75% 2021	4,350	4,550
Morgan Stanley 3.70% 2024	9,540	10,113
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[4]	35,000	36,570
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	99,275	100,488
Morgan Stanley 3.125% 2026	5,582	5,754
Morgan Stanley 4.431% 2030 (3-month USD-LIBOR + 1.628% on 1/23/2029)[4]	65,673	73,850
National Rural Utilities Cooperative Finance Corp. 3.70% 2029	9,240	10,223
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.409% 2024[3,5]	8,150	8,124
New York Life Global Funding 1.70% 2021[3]	15,000	14,897
New York Life Global Funding 2.25% 2022[3]	11,635	11,734
New York Life Global Funding 2.35% 2026[3]	11,890	11,929
Nordea Bank AB 2.50% 2020[3]	14,825	14,901
Nordea Bank AB 2.25% 2021[3]	8,800	8,819
PNC Bank 2.60% 2020	30,000	30,121
PNC Bank 2.55% 2021	17,000	17,171
PNC Financial Services Group, Inc. 3.90% 2024	20,000	21,420
Prudential Financial, Inc. 3.50% 2024	23,600	25,135
Prudential Financial, Inc. 4.35% 2050	53,000	60,875
Rabobank Nederland 2.75% 2022	23,500	23,872
Rabobank Nederland 4.375% 2025	22,650	24,469
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[4]	17,000	18,223
Santander Holdings USA, Inc. 4.45% 2021	25,000	26,119
Santander Holdings USA, Inc. 3.70% 2022	21,062	21,599
Santander Holdings USA, Inc. 3.40% 2023	31,500	32,257
Santander Holdings USA, Inc. 3.50% 2024	41,975	43,094
Skandinaviska Enskilda Banken AB 1.875% 2021	23,790	23,694
Skandinaviska Enskilda Banken AB 2.80% 2022	9,960	10,097
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[3,4]	10,400	11,514
Synchrony Bank 3.65% 2021	49,776	50,745
Synchrony Financial 3.75% 2021	17,670	18,086
Synchrony Financial 2.85% 2022	18,725	18,897
Synchrony Financial 4.25% 2024	12,479	13,175
Synchrony Financial 4.375% 2024	11,650	12,371
TD Ameritrade Holding Corp. 2.75% 2029	21,325	21,478
Toronto-Dominion Bank 2.65% 2024	12,425	12,681
Travelers Companies, Inc. 4.00% 2047	13,520	15,516
UBS Group AG 4.125% 2025[3]	28,250	30,548
UniCredit SpA 3.75% 2022[3]	86,636	88,625
UniCredit SpA 6.572% 2022[3]	113,370	121,653
UniCredit SpA 4.625% 2027[3]	10,000	10,634
UniCredit SpA 5.861% 2032[3,4]	60,117	62,031
UniCredit SpA 7.296% 2034 (5-year USD ICE Swap + 4.914% on 4/2/2029)[3,4]	35,633	40,273
Unum Group 3.875% 2025	5,045	5,282
US Bancorp 2.35% 2020	25,000	25,019
US Bancorp 2.625% 2022	16,225	16,435
US Bancorp 2.85% 2023	25,000	25,601
US Bancorp 3.40% 2023	43,925	46,066
American Balanced Fund — Page 8 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
US Bancorp 2.375% 2026	$25,000	$25,261
US Bank NA 3.00% 2021	26,000	26,328
Wells Fargo & Co. 4.60% 2021	25,000	25,916
Wells Fargo & Co. 3.584% 2028 (3-month USD-LIBOR + 1.31% on 5/15/2027)[4]	2,755	2,921
Wells Fargo & Co. 4.15% 2029	29,300	32,472
Westpac Banking Corp. 2.15% 2020	28,000	28,015
Westpac Banking Corp. 2.75% 2023	27,500	28,080
		4,971,425
Health care 1.70%
Abbott Laboratories 2.90% 2021	28,952	29,484
Abbott Laboratories 3.40% 2023	8,578	9,023
Abbott Laboratories 3.75% 2026	11,937	13,017
Abbott Laboratories 4.75% 2036	4,800	5,907
Abbott Laboratories 4.90% 2046	3,500	4,522
AbbVie Inc. 2.90% 2022	21,028	21,446
AbbVie Inc. 2.85% 2023	20,387	20,754
AbbVie Inc. 3.75% 2023	11,000	11,571
AbbVie Inc. 4.25% 2028	15,000	16,303
AbbVie Inc. 4.30% 2036	4,393	4,648
AbbVie Inc. 4.45% 2046	15,911	16,520
AbbVie Inc. 4.875% 2048	10,000	11,057
Allergan PLC 3.45% 2022	44,992	46,128
Allergan PLC 3.80% 2025	872	914
Allergan PLC 4.55% 2035	7,870	8,373
Allergan PLC 4.75% 2045	1,404	1,491
Allergan, Inc. 5.00% 2021[3]	35,099	36,884
AmerisourceBergen Corp. 3.25% 2025	2,170	2,249
AmerisourceBergen Corp. 4.25% 2045	2,045	2,075
Amgen Inc. 2.70% 2022	10,620	10,781
Amgen Inc. 4.40% 2045	16,000	18,034
Anthem, Inc. 2.95% 2022	26,430	26,951
Anthem, Inc. 2.375% 2025	11,935	11,879
Anthem, Inc. 4.101% 2028	40,000	43,248
AstraZeneca PLC 2.375% 2022	14,720	14,834
AstraZeneca PLC 3.375% 2025	42,445	44,695
Baxalta Inc. 4.00% 2025	398	429
Bayer AG 2.375% 2019[3]	8,245	8,245
Bayer US Finance II LLC 3.875% 2023[3]	63,946	66,848
Bayer US Finance II LLC 4.25% 2025[3]	110,774	118,356
Bayer US Finance II LLC 4.375% 2028[3]	59,318	64,118
Bayer US Finance II LLC 4.40% 2044[3]	13,090	13,243
Bayer US Finance II LLC 4.875% 2048[3]	2,151	2,382
Becton, Dickinson and Co. 2.404% 2020	17,750	17,771
Becton, Dickinson and Co. 2.894% 2022	9,210	9,354
Becton, Dickinson and Co. 3.363% 2024	13,475	14,065
Boston Scientific Corp. 3.375% 2022	20,000	20,577
Boston Scientific Corp. 3.45% 2024	11,915	12,440
Boston Scientific Corp. 3.85% 2025	45,500	48,946
Boston Scientific Corp. 3.75% 2026	11,685	12,503
Boston Scientific Corp. 4.00% 2029	31,345	34,682
Bristol-Myers Squibb Co. 2.90% 2024[3]	67,073	69,256
Bristol-Myers Squibb Co. 3.20% 2026[3]	17,853	18,733
Bristol-Myers Squibb Co. 3.40% 2029[3]	7,960	8,518
American Balanced Fund — Page 9 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bristol-Myers Squibb Co. 4.125% 2039[3]	$5,209	$5,917
Bristol-Myers Squibb Co. 4.25% 2049[3]	33,924	39,563
Cigna Corp. 3.40% 2021	33,775	34,557
Cigna Corp. 3.75% 2023	64,528	67,541
Cigna Corp. 4.125% 2025	11,460	12,356
Cigna Corp. 4.375% 2028	43,193	47,438
Cigna Corp. 4.80% 2038	40,085	45,181
Cigna Corp. 4.90% 2048	12,745	14,637
CVS Health Corp. 3.35% 2021	3,035	3,085
CVS Health Corp. 3.70% 2023	7,790	8,113
CVS Health Corp. 2.625% 2024	13,800	13,863
CVS Health Corp. 4.10% 2025	107,150	114,488
CVS Health Corp. 3.00% 2026	11,225	11,296
CVS Health Corp. 4.30% 2028	26,537	28,727
CVS Health Corp. 3.25% 2029	11,954	12,044
CVS Health Corp. 4.78% 2038	8,492	9,377
CVS Health Corp. 5.05% 2048	47,141	53,695
Eli Lilly and Co. 3.375% 2029	24,265	26,297
Eli Lilly and Co. 3.95% 2049	10,000	11,599
GlaxoSmithKline PLC 3.00% 2024	40,965	42,440
GlaxoSmithKline PLC 3.625% 2025	12,165	13,095
Humana Inc. 3.15% 2022	20,000	20,487
Medtronic, Inc. 3.50% 2025	10,013	10,756
Merck & Co., Inc. 2.90% 2024	24,172	25,133
Merck & Co., Inc. 3.40% 2029	10,000	10,852
Mylan Laboratories Inc. 3.15% 2021	18,347	18,586
Mylan Laboratories Inc. 4.20% 2023	13,930	14,610
Mylan Laboratories Inc. 3.95% 2026	12,736	13,191
Pfizer Inc. 2.80% 2022	20,880	21,287
Pfizer Inc. 2.95% 2024	14,095	14,660
Pfizer Inc. 3.45% 2029	61,045	66,245
Pfizer Inc. 4.00% 2049	26,435	30,550
Roche Holdings, Inc. 1.75% 2022[3]	18,330	18,246
Roche Holdings, Inc. 3.35% 2024[3]	9,000	9,546
Roche Holdings, Inc. 3.00% 2025[3]	19,000	19,925
Shire PLC 2.40% 2021	40,634	40,834
Shire PLC 2.875% 2023	93,763	95,707
Shire PLC 3.20% 2026	88,671	91,582
Takeda Pharmaceutical Co., Ltd. 4.00% 2021[3]	30,000	31,070
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[3]	63,195	68,107
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[3]	10,000	11,719
Teva Pharmaceutical Finance Co. BV 2.20% 2021	61,543	56,466
Teva Pharmaceutical Finance Co. BV 2.80% 2023	158,775	128,806
Teva Pharmaceutical Finance Co. BV 3.15% 2026	147,999	103,969
Thermo Fisher Scientific Inc. 4.15% 2024	5,840	6,274
UnitedHealth Group Inc. 4.45% 2048	11,500	13,659
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,282
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,215
		2,551,327
Energy 1.57%
Apache Corp. 5.35% 2049	25,000	25,957
BP Capital Markets PLC 4.234% 2028	36,375	41,188
Canadian Natural Resources Ltd. 2.95% 2023	40,645	41,412
American Balanced Fund — Page 10 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources Ltd. 3.80% 2024	$1,720	$1,805
Canadian Natural Resources Ltd. 4.95% 2047	13,000	15,390
Cenovus Energy Inc. 3.80% 2023	20,710	21,374
Cenovus Energy Inc. 4.25% 2027	50,790	53,002
Cenovus Energy Inc. 5.25% 2037	10,000	10,914
Cenovus Energy Inc. 5.40% 2047	30,950	34,920
Chevron Corp. 2.566% 2023	13,000	13,288
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,061
Enbridge Energy Partners, LP 5.875% 2025	21,005	24,487
Enbridge Energy Partners, LP 5.50% 2040	15,000	17,757
Enbridge Energy Partners, LP 7.375% 2045	45,188	67,020
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	13,232
Enbridge Inc. 4.00% 2023	9,535	10,113
Enbridge Inc. 3.70% 2027	26,253	27,766
Energy Transfer Partners, LP 4.15% 2020	11,500	11,673
Energy Transfer Partners, LP 4.20% 2023	11,190	11,780
Energy Transfer Partners, LP 4.50% 2024	18,395	19,614
Energy Transfer Partners, LP 4.75% 2026	19,000	20,614
Energy Transfer Partners, LP 4.00% 2027	3,300	3,419
Energy Transfer Partners, LP 4.20% 2027	958	1,009
Energy Transfer Partners, LP 4.95% 2028	12,225	13,449
Energy Transfer Partners, LP 5.25% 2029	38,157	43,079
Energy Transfer Partners, LP 5.30% 2047	13,961	15,043
Energy Transfer Partners, LP 5.40% 2047	10,000	10,927
Energy Transfer Partners, LP 6.00% 2048	13,082	15,488
Energy Transfer Partners, LP 6.25% 2049	79,157	96,244
EnLink Midstream Partners, LP 5.45% 2047	3,925	3,218
Enterprise Products Operating LLC 3.90% 2024	16,545	17,612
Enterprise Products Operating LLC 3.95% 2027	550	597
EOG Resources, Inc. 4.15% 2026	10,220	11,313
EQT Corp. 3.00% 2022	7,635	7,345
EQT Corp. 3.90% 2027	15,080	13,086
Equinor ASA 3.625% 2028	49,745	55,126
Exxon Mobil Corp. 2.222% 2021	18,000	18,099
Exxon Mobil Corp. 2.019% 2024	63,850	64,352
Exxon Mobil Corp. 2.275% 2026	63,850	64,397
Exxon Mobil Corp. 2.44% 2029	52,373	52,922
Exxon Mobil Corp. 3.095% 2049	36,485	36,825
Halliburton Co. 3.80% 2025	4,465	4,739
Kinder Morgan, Inc. 4.30% 2028	15,000	16,316
Kinder Morgan, Inc. 5.30% 2034	8,205	9,439
Kinder Morgan, Inc. 5.20% 2048	12,926	14,917
MPLX LP 3.50% 2022[3]	5,345	5,501
MPLX LP 4.875% 2025	20,000	22,021
MPLX LP 4.125% 2027	5,880	6,210
MPLX LP 4.50% 2038	12,500	12,985
Noble Energy, Inc. 3.25% 2029	19,166	19,014
Noble Energy, Inc. 4.95% 2047	6,000	6,563
Occidental Petroleum Corp. 2.60% 2021	16,534	16,647
Occidental Petroleum Corp. 4.85% 2021	17,186	17,774
Occidental Petroleum Corp. 2.70% 2022	24,998	25,227
Occidental Petroleum Corp. 2.90% 2024	41,372	41,732
Occidental Petroleum Corp. 3.20% 2026	3,945	3,978
Occidental Petroleum Corp. 5.55% 2026	13,895	15,722
American Balanced Fund — Page 11 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 3.50% 2029	$20,000	$20,323
Occidental Petroleum Corp. 4.40% 2049	10,000	10,299
Petróleos Mexicanos 6.875% 2026	184,310	198,594
Petróleos Mexicanos 6.50% 2027	133,758	139,576
Petróleos Mexicanos 5.35% 2028	30,000	28,744
Petróleos Mexicanos 6.84% 2030[3]	19,298	19,992
Phillips 66 Partners LP 3.605% 2025	1,950	2,039
Phillips 66 Partners LP 3.55% 2026	3,350	3,458
Phillips 66 Partners LP 4.68% 2045	6,580	7,075
Phillips 66 Partners LP 4.90% 2046	5,510	6,201
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,686
Sabine Pass Liquefaction, LLC 5.625% 2023[4]	50,000	54,364
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	55,768
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	11,776
Sabine Pass Liquefaction, LLC 4.20% 2028	13,155	13,958
Saudi Arabian Oil Co. 2.875% 2024[3]	69,281	70,110
Saudi Arabian Oil Co. 3.50% 2029[3]	72,930	76,182
Schlumberger BV 4.00% 2025[3]	10,000	10,671
Shell International Finance BV 2.25% 2020	8,375	8,412
Shell International Finance BV 3.50% 2023	8,940	9,481
Shell International Finance BV 3.875% 2028	15,000	16,858
Statoil ASA 2.75% 2021	5,395	5,472
Statoil ASA 3.25% 2024	1,690	1,791
Statoil ASA 4.25% 2041	6,000	7,035
TC PipeLines, LP 4.375% 2025	6,390	6,799
Total Capital International 2.434% 2025	25,350	25,622
Total Capital International 3.455% 2029	52,380	56,613
Total Capital International 3.461% 2049	18,630	19,773
Total Capital SA 3.883% 2028	55,000	61,565
TransCanada PipeLines Ltd. 4.25% 2028	17,075	18,895
TransCanada PipeLines Ltd. 4.75% 2038	22,400	25,627
TransCanada PipeLines Ltd. 5.00% 2043	10,000	11,550
TransCanada PipeLines Ltd. 4.875% 2048	10,000	11,650
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075 (3-month USD-LIBOR + 3.528% on 5/20/2025)[4]	6,410	6,596
Valero Energy Corp. 4.00% 2029	20,000	21,280
Williams Partners LP 4.50% 2023	6,400	6,855
Williams Partners LP 4.30% 2024	7,870	8,376
Woodside Petroleum Ltd. 3.65% 2025[3]	12,400	12,790
		2,365,558
Utilities 1.51%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2025[3]	28,000	30,052
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2026[3]	1,500	1,617
AEP Transmission Co. LLC 3.75% 2047	9,870	10,793
AEP Transmission Co. LLC 4.25% 2048	12,600	14,856
Ameren Corp. 2.50% 2024	15,430	15,526
Ameren Corp. 3.65% 2026	1,410	1,483
Ameren Corp. 3.70% 2047	10,000	10,887
Ameren Corp. 4.50% 2049	11,925	14,691
American Electric Power Co., Inc. 2.15% 2020	9,800	9,807
American Electric Power Co., Inc. 2.95% 2022	13,694	13,979
Avangrid, Inc. 3.80% 2029	41,600	44,741
Berkshire Hathaway Energy Co. 2.40% 2020	4,355	4,358
American Balanced Fund — Page 12 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Centerpoint Energy, Inc. 2.50% 2022	$4,510	$4,543
CenterPoint Energy, Inc. 3.85% 2024	10,915	11,526
CenterPoint Energy, Inc. 3.70% 2049	14,450	14,691
CMS Energy Corp. 5.05% 2022	8,215	8,700
Comision Federal de Electricidad 4.75% 2027[3]	10,725	11,302
Commonwealth Edison Co. 2.55% 2026	11,270	11,437
Commonwealth Edison Co. 4.35% 2045	8,345	9,956
Commonwealth Edison Co. 4.00% 2048	11,750	13,475
Consolidated Edison Co. of New York, Inc. 3.875% 2047	9,600	10,547
Consolidated Edison Co. of New York, Inc. 4.50% 2058	19,825	23,567
Consumers Energy Co. 3.375% 2023	1,435	1,504
Consumers Energy Co. 3.125% 2024	10,520	10,941
Consumers Energy Co. 3.25% 2046	10,635	10,907
Consumers Energy Co. 4.05% 2048	27,710	32,203
Consumers Energy Co. 3.10% 2050	30,000	30,127
Consumers Energy Co. 3.75% 2050	11,300	12,688
Dominion Resources, Inc. 2.00% 2021	6,765	6,746
Dominion Resources, Inc. 2.75% 2022	36,516	36,868
Dominion Resources, Inc., junior subordinated, 2.579% 2020[4]	7,025	7,042
Dominion Resources, Inc., junior subordinated, 3.071% 2024[4]	26,071	26,710
DTE Energy Co. 2.60% 2022	16,850	17,023
DTE Energy Co. 3.95% 2049	16,745	19,241
DTE Energy Co., Series C, 2.529% 2024[5]	38,500	38,664
Duke Energy Carolinas, Inc. 3.95% 2028	21,375	23,881
Duke Energy Carolinas, Inc. 3.70% 2047	6,625	7,209
Duke Energy Corp. 3.75% 2024	24,295	25,775
Duke Energy Corp. 2.65% 2026	21,250	21,369
Duke Energy Florida, LLC 3.20% 2027	23,075	24,217
Duke Energy Ohio, Inc. 3.70% 2046	5,938	6,327
Duke Energy Progress Inc. 4.15% 2044	26,190	30,036
Duke Energy Progress Inc. 3.70% 2046	29,270	31,516
Duke Energy Progress, LLC 3.375% 2023	3,925	4,123
EDP Finance BV 3.625% 2024[3]	35,450	36,699
Electricité de France SA 2.35% 2020[3]	4,600	4,613
Electricité de France SA 4.75% 2035[3]	3,500	3,969
Electricité de France SA 4.875% 2038[3]	7,025	8,180
Electricité de France SA 5.60% 2040	1,475	1,835
Emera Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	11,600	12,749
Emera US Finance LP 2.70% 2021	6,165	6,203
Emera US Finance LP 3.55% 2026	17,715	18,570
Enel Finance International SA 2.875% 2022[3]	7,766	7,872
Enel Finance International SA 4.25% 2023[3]	35,981	38,241
Enel Finance International SA 4.625% 2025[3]	26,746	29,239
Enel Finance International SA 3.50% 2028[3]	20,897	21,423
Enel Finance International SA 4.875% 2029[3]	34,050	38,684
Enersis Américas SA 4.00% 2026	4,330	4,557
Entergy Corp. 4.00% 2022	7,994	8,347
Entergy Corp. 2.95% 2026	24,040	24,436
Entergy Louisiana, LLC 4.20% 2048	14,025	16,467
Eversource Energy 3.80% 2023	10,245	10,841
Eversource Energy 2.70% 2026	4,085	4,127
Exelon Corp. 2.85% 2020	15,000	15,064
Exelon Corp. 3.40% 2026	2,840	2,971
Exelon Corp. 4.45% 2046	2,525	2,867
American Balanced Fund — Page 13 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Exelon Corp., junior subordinated, 3.497% 2022[4]	$90,158	$92,547
FirstEnergy Corp. 3.90% 2027	47,013	50,141
FirstEnergy Corp. 4.85% 2047	36,218	43,107
FirstEnergy Corp., Series B, 4.25% 2023	22,965	24,306
Florida Power & Light Co. 3.70% 2047[3]	1,633	1,815
Florida Power & Light Co. 3.15% 2049	30,225	30,764
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	21,211
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	22,463
Mississippi Power Co. 4.25% 2042	2,675	2,904
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,455
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	23,014
NiSource Finance Corp. 2.65% 2022	14,850	15,037
Northeast Utilities 3.15% 2025	8,845	9,136
Northern States Power Co. 4.125% 2044	18,000	20,859
Northern States Power Co. 3.60% 2046	6,750	7,335
Northern States Power Co. 2.90% 2050	11,175	10,845
NSTAR Electric Co. 3.25% 2029	20,000	21,350
NV Energy, Inc. 6.25% 2020	10,168	10,622
Oncor Electric Delivery Co. LLC 2.75% 2024[3]	33,725	34,655
Pacific Gas and Electric Co. 3.75% 2024[6]	20,000	20,300
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,490
PacifiCorp., First Mortgage Bonds, 4.125% 2049	18,825	21,873
Public Service Co. of Colorado 2.25% 2022	6,000	6,048
Public Service Electric and Gas Co. 3.05% 2024	13,425	13,912
Public Service Electric and Gas Co. 3.20% 2029	20,000	21,292
Public Service Electric and Gas Co. 3.60% 2047	6,175	6,685
Public Service Electric and Gas Co. 3.85% 2049	17,150	19,495
Public Service Enterprise Group Inc. 1.90% 2021	6,810	6,810
Public Service Enterprise Group Inc. 2.65% 2022	13,175	13,368
Public Service Enterprise Group Inc. 2.875% 2024	18,525	19,031
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,848
Public Service Enterprise Group Inc. 3.20% 2049	16,425	16,841
Puget Energy, Inc. 6.50% 2020	5,750	6,022
Puget Energy, Inc. 6.00% 2021	13,200	14,045
Puget Energy, Inc. 5.625% 2022	15,427	16,506
Puget Energy, Inc. 3.65% 2025	9,400	9,654
Puget Sound Energy, Inc. 3.25% 2049	20,250	20,212
Southern California Edison Co. 2.90% 2021	34,446	34,788
Southern California Edison Co. 3.875% 2021	12,138	12,416
Southern California Edison Co. 1.845% 2022	3,454	3,399
Southern California Edison Co. 2.40% 2022	9,493	9,525
Southern California Edison Co. 3.40% 2023	11,367	11,776
Southern California Edison Co. 3.50% 2023	39,757	41,472
Southern California Edison Co. 3.70% 2025	19,465	20,609
Southern California Edison Co. 3.65% 2028	10,625	11,381
Southern California Edison Co. 2.85% 2029	63,885	64,481
Southern California Edison Co. 4.20% 2029	65,879	73,567
Southern California Edison Co. 6.00% 2034	184	232
Southern California Edison Co. 5.35% 2035	1,825	2,165
Southern California Edison Co. 5.75% 2035	18,324	22,532
Southern California Edison Co. 5.625% 2036	6,325	7,759
Southern California Edison Co. 5.55% 2037	3,105	3,793
Southern California Edison Co. 5.95% 2038	29,417	37,604
Southern California Edison Co. 6.05% 2039	6,550	8,554
American Balanced Fund — Page 14 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 4.00% 2047	$68,458	$73,768
Southern California Edison Co. 4.125% 2048	9,620	10,482
Southern California Edison Co. 4.875% 2049	8,803	10,557
Southern California Edison Co., Series C, 3.60% 2045	9,968	10,129
Southern Co. 4.40% 2046	8,850	9,899
Virginia Electric and Power Co. 3.80% 2028	8,247	9,050
Virginia Electric and Power Co. 2.875% 2029	10,100	10,406
Virginia Electric and Power Co. 4.60% 2048	10,125	12,456
Xcel Energy Inc. 4.70% 2020	4,845	4,861
Xcel Energy Inc. 3.30% 2025	5,795	6,052
		2,271,316
Consumer staples 1.21%
Altria Group, Inc. 4.40% 2026	32,596	34,871
Altria Group, Inc. 4.80% 2029	23,228	25,493
Altria Group, Inc. 9.95% 2038	13,500	21,779
Altria Group, Inc. 5.80% 2039	34,980	40,633
Altria Group, Inc. 4.50% 2043	5,466	5,498
Altria Group, Inc. 5.95% 2049	18,598	21,910
Anheuser-Busch Co./InBev Worldwide 4.70% 2036	11,205	12,979
Anheuser-Busch Co./InBev Worldwide 4.90% 2046	22,125	26,361
Anheuser-Busch InBev NV 4.15% 2025	42,036	45,955
Anheuser-Busch InBev NV 4.00% 2028	69,467	76,753
Anheuser-Busch InBev NV 5.45% 2039	34,000	43,090
Anheuser-Busch InBev NV 4.60% 2048	9,578	11,059
Anheuser-Busch InBev NV 5.55% 2049	52,264	68,531
British American Tobacco International Finance PLC 3.95% 2025[3]	16,500	17,193
British American Tobacco PLC 3.222% 2024	124,000	125,583
British American Tobacco PLC 3.215% 2026	58,600	58,107
British American Tobacco PLC 3.557% 2027	84,069	84,610
British American Tobacco PLC 3.462% 2029	21,176	20,765
British American Tobacco PLC 4.39% 2037	25,500	24,801
British American Tobacco PLC 4.54% 2047	61,008	58,676
British American Tobacco PLC 4.758% 2049	20,000	19,596
Conagra Brands, Inc. 3.80% 2021	12,607	13,014
Conagra Brands, Inc. 4.30% 2024	51,629	55,438
Conagra Brands, Inc. 5.30% 2038	24,622	28,732
Conagra Brands, Inc. 5.40% 2048	12,878	15,312
Constellation Brands, Inc. 2.65% 2022	27,175	27,497
Constellation Brands, Inc. 2.70% 2022	2,905	2,943
Constellation Brands, Inc. 3.20% 2023	10,715	11,051
Constellation Brands, Inc. 3.60% 2028	10,000	10,569
Constellation Brands, Inc. 3.15% 2029	20,000	20,524
Constellation Brands, Inc. 4.50% 2047	3,465	3,933
Constellation Brands, Inc. 4.10% 2048	22,000	23,653
Costco Wholesale Corp. 2.75% 2024	57,500	59,544
General Mills, Inc. 3.70% 2023	3,120	3,286
Imperial Tobacco Finance PLC 3.50% 2023[3]	17,000	17,357
Keurig Dr Pepper Inc. 4.057% 2023	37,500	39,705
Keurig Dr Pepper Inc. 4.417% 2025	48,696	53,227
Keurig Dr Pepper Inc. 4.597% 2028	15,564	17,511
Keurig Dr Pepper Inc. 4.985% 2038	43,296	50,515
Keurig Dr Pepper Inc. 5.085% 2048	18,316	21,658
Kraft Heinz Co. 4.375% 2046	5,290	5,031
American Balanced Fund — Page 15 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kroger Co. 3.50% 2026	$16,135	$16,830
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,583
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,674
Molson Coors Brewing Co. 2.25% 2020	8,590	8,586
Molson Coors Brewing Co. 3.00% 2026	9,670	9,773
Molson Coors Brewing Co. 4.20% 2046	11,810	11,963
Pernod Ricard SA 4.45% 2022[3]	9,600	10,075
Philip Morris International Inc. 2.00% 2020	23,400	23,390
Philip Morris International Inc. 1.875% 2021	6,340	6,329
Philip Morris International Inc. 2.375% 2022	20,565	20,716
Philip Morris International Inc. 2.625% 2022	13,750	13,921
Philip Morris International Inc. 2.875% 2024	21,097	21,665
Philip Morris International Inc. 3.25% 2024	10,000	10,434
Philip Morris International Inc. 3.375% 2025	27,395	28,855
Philip Morris International Inc. 3.375% 2029	21,097	22,146
Procter & Gamble Co. 1.70% 2021	8,270	8,265
Reckitt Benckiser Group PLC 2.375% 2022[3]	19,000	19,124
Reynolds American Inc. 3.25% 2022	10,640	10,831
Reynolds American Inc. 4.00% 2022	3,410	3,554
Reynolds American Inc. 4.45% 2025	53,630	57,259
Reynolds American Inc. 5.70% 2035	1,555	1,739
Reynolds American Inc. 5.85% 2045	32,595	36,144
Wal-Mart Stores, Inc. 2.55% 2023	5,605	5,724
Wal-Mart Stores, Inc. 3.40% 2023	30,140	31,754
Wal-Mart Stores, Inc. 2.85% 2024	36,165	37,632
Wal-Mart Stores, Inc. 3.05% 2026	21,505	22,804
Wal-Mart Stores, Inc. 3.70% 2028	20,996	23,310
WM. Wrigley Jr. Co. 3.375% 2020[3]	22,500	22,824
		1,820,647
Consumer discretionary 1.18%
Amazon.com, Inc. 2.40% 2023	24,500	24,939
Amazon.com, Inc. 2.80% 2024	24,500	25,508
Amazon.com, Inc. 3.80% 2024	35,000	38,114
American Honda Finance Corp. 3.50% 2028	10,000	10,788
Bayerische Motoren Werke AG 3.45% 2023[3]	61,070	63,554
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	9,780	9,783
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	22,525	22,399
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	40,000	40,401
DaimlerChrysler North America Holding Corp. 3.35% 2023[3]	12,800	13,153
DaimlerChrysler North America Holding Corp. 3.65% 2024[3]	23,000	24,058
DaimlerChrysler North America Holding Corp. 3.75% 2028[3]	4,198	4,466
Ford Motor Credit Co. 2.597% 2019	13,000	13,000
Ford Motor Credit Co. 2.343% 2020	36,275	36,068
Ford Motor Credit Co. 3.157% 2020	14,624	14,663
Ford Motor Credit Co. 3.20% 2021	8,300	8,313
Ford Motor Credit Co. 3.47% 2021	993	998
Ford Motor Credit Co. 3.813% 2021	23,321	23,642
Ford Motor Credit Co. 2.979% 2022	13,734	13,603
Ford Motor Credit Co. 3.219% 2022	590	590
Ford Motor Credit Co. 3.339% 2022	29,703	29,751
Ford Motor Credit Co. 5.596% 2022	17,641	18,541
Ford Motor Credit Co. 3.096% 2023	42,618	41,861
Ford Motor Credit Co. 4.14% 2023	20,000	20,321
American Balanced Fund — Page 16 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co. 4.375% 2023	$10,714	$10,953
Ford Motor Credit Co. 3.664% 2024	10,350	10,203
Ford Motor Credit Co. 4.687% 2025	7,472	7,629
Ford Motor Credit Co. 3.815% 2027	3,000	2,848
General Motors Co. 4.875% 2023	29,129	31,289
General Motors Co. 4.35% 2025	5,780	6,031
General Motors Co. 6.25% 2043	8,424	9,218
General Motors Co. 6.75% 2046	4,667	5,344
General Motors Co. 5.40% 2048	10,000	10,045
General Motors Co. 5.95% 2049	8,170	8,762
General Motors Financial Co. 2.35% 2019	18,000	18,000
General Motors Financial Co. 3.70% 2020	10,000	10,136
General Motors Financial Co. 4.20% 2021	30,183	31,147
General Motors Financial Co. 3.15% 2022	7,891	7,985
General Motors Financial Co. 3.45% 2022	37,033	37,761
General Motors Financial Co. 3.45% 2022	21,750	22,123
General Motors Financial Co. 3.55% 2022	77,020	78,703
General Motors Financial Co. 3.25% 2023	50,308	50,891
General Motors Financial Co. 3.70% 2023	52,170	53,432
General Motors Financial Co. 4.15% 2023	18,574	19,328
General Motors Financial Co. 3.50% 2024	46,240	46,847
General Motors Financial Co. 3.95% 2024	45,284	46,630
General Motors Financial Co. 5.10% 2024	2,655	2,857
General Motors Financial Co. 4.30% 2025	8,175	8,513
General Motors Financial Co. 4.35% 2027	11,250	11,581
Home Depot, Inc. 1.80% 2020	19,600	19,576
Home Depot, Inc. 4.40% 2021	15,000	15,495
Home Depot, Inc. 3.25% 2022	20,125	20,830
Home Depot, Inc. 2.95% 2029	32,020	33,653
Home Depot, Inc. 5.95% 2041	7,500	10,757
Home Depot, Inc. 4.25% 2046	16,500	19,771
Home Depot, Inc. 3.90% 2047	20,000	22,950
Hyundai Capital America 2.55% 2020[3]	11,300	11,300
Hyundai Capital America 2.75% 2020[3]	5,000	5,011
Hyundai Capital America 3.45% 2021[3]	42,460	43,005
Hyundai Capital America 3.75% 2021[3]	20,000	20,406
Hyundai Capital America 3.00% 2022[3]	40,500	40,832
Hyundai Capital America 3.25% 2022[3]	17,700	17,958
Hyundai Capital America 3.95% 2022[3]	20,000	20,560
Hyundai Capital America 3.40% 2024[3]	36,820	37,531
Lowe’s Companies, Inc. 2.50% 2026	10,000	9,981
Lowe’s Companies, Inc. 3.65% 2029	41,136	44,032
Lowe’s Companies, Inc. 4.55% 2049	11,545	13,358
McDonald’s Corp. 3.80% 2028	14,775	16,197
Newell Rubbermaid Inc. 3.85% 2023	4,770	4,922
Nordstrom, Inc. 4.00% 2021	6,245	6,419
Starbucks Corp. 3.10% 2023	22,854	23,649
Starbucks Corp. 4.50% 2048	13,480	15,693
Toyota Motor Credit Corp. 2.25% 2023	14,085	14,207
Toyota Motor Credit Corp. 3.05% 2028	15,800	16,708
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	54,878	56,733
Volkswagen Group of America Finance, LLC 2.70% 2022[3]	23,662	23,781
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	60,901	64,932
Volkswagen Group of America Finance, LLC 2.85% 2024[3]	10,113	10,178
American Balanced Fund — Page 17 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.625% 2025[3]	$47,466	$52,367
Volkswagen Group of America Finance, LLC 3.20% 2026[3]	20,806	20,999
		1,780,561
Industrials 0.79%
3M Co. 2.25% 2026	10,000	10,004
Air Lease Corp. 2.25% 2023	11,615	11,534
Air Lease Corp. 3.75% 2026	25,000	26,047
Avolon Holdings Funding Ltd. 3.625% 2022[3]	36,247	36,778
Avolon Holdings Funding Ltd. 3.95% 2024[3]	69,363	71,232
Avolon Holdings Funding Ltd. 4.375% 2026[3]	41,575	43,036
Boeing Co. 2.80% 2024	14,510	14,912
Boeing Co. 3.10% 2026	18,816	19,758
Boeing Co. 3.20% 2029	30,316	31,862
Boeing Co. 2.95% 2030	24,634	25,408
Boeing Co. 3.60% 2034	41,955	45,589
Boeing Co. 3.90% 2049	16,955	18,742
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[3]	8,800	9,296
Burlington Northern Santa Fe LLC 3.55% 2050	30,000	31,925
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021	25	26
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022	1,126	1,195
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022	238	247
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022	908	932
CSX Corp. 3.80% 2028	43,025	46,927
CSX Corp. 4.25% 2029	14,593	16,498
CSX Corp. 4.30% 2048	19,000	21,373
CSX Corp. 4.50% 2049	12,625	14,665
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024	2,076	2,205
FedEx Corp. 4.75% 2045	35,000	37,646
Fortive Corp. 2.35% 2021	6,505	6,516
General Dynamics Corp. 3.375% 2023	24,469	25,621
General Dynamics Corp. 3.50% 2025	19,536	20,920
General Electric Co. 2.70% 2022	11,000	11,033
General Electric Co. 4.125% 2042	870	880
Honeywell International Inc. 1.85% 2021	17,905	17,903
Honeywell International Inc. 2.15% 2022	17,950	18,105
Honeywell International Inc. 2.30% 2024	39,412	40,034
Honeywell International Inc. 2.70% 2029	36,735	37,988
IHS Markit Ltd. 4.25% 2029	16,000	17,247
Lockheed Martin Corp. 3.10% 2023	4,710	4,860
Lockheed Martin Corp. 3.55% 2026	18,885	20,266
Mexican Government 5.50% 2046	5,677	5,669
Mexican Government 5.50% 2047	11,901	11,864
Mexican Government 5.50% 2047[3]	422	421
Northrop Grumman Corp. 2.93% 2025	35,118	36,229
Northrop Grumman Corp. 3.25% 2028	19,115	20,083
Rockwell Collins, Inc. 2.80% 2022	22,725	23,107
Roper Technologies, Inc. 2.80% 2021	9,660	9,818
Roper Technologies, Inc. 3.80% 2026	8,325	8,908
Siemens AG 2.70% 2022[3]	51,020	51,855
Southwest Airlines Co. 2.75% 2019	6,255	6,256
Thomson Reuters Corp. 4.30% 2023	4,500	4,802
Thomson Reuters Corp. 3.35% 2026	12,410	12,799
Thomson Reuters Corp. 5.65% 2043	2,000	2,397
American Balanced Fund — Page 18 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 3.15% 2024	$22,072	$22,938
Union Pacific Corp. 3.75% 2025	24,640	26,561
Union Pacific Corp. 3.95% 2028	30,000	33,149
Union Pacific Corp. 3.70% 2029	31,310	34,160
United Technologies Corp. 3.10% 2022	14,783	15,225
United Technologies Corp. 3.65% 2023	23,737	25,124
United Technologies Corp. 3.95% 2025	13,225	14,489
United Technologies Corp. 4.125% 2028	16,815	19,044
Vinci SA 3.75% 2029[3]	21,353	23,396
Waste Management, Inc. 2.90% 2022	15,000	15,398
		1,182,902
Information technology 0.76%
Apple Inc. 3.00% 2024	10,000	10,418
Broadcom Inc. 3.125% 2022[3]	32,600	33,022
Broadcom Inc. 3.625% 2024[3]	67,600	68,847
Broadcom Inc. 4.25% 2026[3]	241,600	249,802
Broadcom Inc. 4.75% 2029[3]	96,321	101,902
Broadcom Ltd. 3.625% 2024	136,825	140,083
Broadcom Ltd. 3.875% 2027	107,415	108,066
Broadcom Ltd. 3.50% 2028	28,198	27,537
Fidelity National Information Services, Inc. 3.75% 2029	4,910	5,332
Fiserv, Inc. 2.75% 2024	35,415	36,060
Fiserv, Inc. 3.20% 2026	57,425	59,580
Fiserv, Inc. 3.50% 2029	26,565	28,012
Fiserv, Inc. 4.40% 2049	17,710	19,970
Intel Corp. 3.70% 2025	22,000	23,860
Microsoft Corp. 1.55% 2021	11,600	11,554
Microsoft Corp. 2.40% 2026	15,000	15,315
Microsoft Corp. 3.30% 2027	21,655	23,363
Microsoft Corp. 4.20% 2035	18,000	21,567
Microsoft Corp. 4.10% 2037	10,750	12,769
Microsoft Corp. 3.70% 2046	15,000	17,217
PayPal Holdings, Inc. 2.65% 2026	15,368	15,459
PayPal Holdings, Inc. 2.85% 2029	28,419	28,571
Visa Inc. 2.80% 2022	23,000	23,677
Visa Inc. 3.15% 2025	34,000	36,279
VMware, Inc. 2.95% 2022	25,000	25,364
		1,143,626
Communication services 0.63%
Alphabet Inc. 1.998% 2026	17,000	17,031
AT&T Inc. 3.80% 2027	6,045	6,415
AT&T Inc. 4.35% 2029	25,000	27,652
British Telecommunications PLC 9.625% 2030[4]	7,758	11,838
CBS Corp. 3.50% 2025	15,000	15,608
CBS Corp. 4.60% 2045	25,000	27,174
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	12,500	13,439
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	10,998
CCO Holdings LLC and CCO Holdings Capital Corp. 5.05% 2029	19,767	22,138
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	7,925	9,670
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	10,000	10,900
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	40,787	46,552
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049	35,353	37,809
American Balanced Fund — Page 19 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Comcast Corp. 3.95% 2025	$38,738	$42,210
Comcast Corp. 3.15% 2026	11,215	11,756
Comcast Corp. 2.35% 2027	17,000	16,937
Comcast Corp. 4.15% 2028	23,524	26,416
Comcast Corp. 3.20% 2036	7,250	7,448
Comcast Corp. 6.45% 2037	15,000	21,081
Comcast Corp. 3.90% 2038	12,750	14,137
Comcast Corp. 4.60% 2038	20,000	24,006
Comcast Corp. 4.60% 2045	20,000	24,089
Comcast Corp. 4.70% 2048	15,355	18,846
Deutsche Telekom International Finance BV 1.95% 2021[3]	10,000	9,937
Deutsche Telekom International Finance BV 2.82% 2022[3]	20,000	20,244
Deutsche Telekom International Finance BV 9.25% 2032	6,194	9,760
Discovery Communications, Inc. 5.30% 2049	13,215	14,666
Fox Corp. 3.666% 2022[3]	17,915	18,504
Fox Corp. 4.03% 2024[3]	19,480	20,737
Fox Corp. 4.709% 2029[3]	20,000	22,847
Fox Corp. 5.476% 2039[3]	20,000	24,608
Fox Corp. 5.576% 2049[3]	15,000	19,079
France Télécom 4.125% 2021	20,000	20,806
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[3]	5,730	5,904
Orange SA 5.50% 2044	14,000	18,604
Tencent Holdings Ltd. 3.28% 2024[3]	16,000	16,454
Tencent Holdings Ltd. 3.975% 2029[3]	7,999	8,588
Verizon Communications Inc. 4.125% 2027	26,900	29,714
Verizon Communications Inc. 4.50% 2033	23,000	26,787
Verizon Communications Inc. 4.272% 2036	47,680	53,783
Verizon Communications Inc. 4.125% 2046	30,000	33,499
Vodafone Group PLC 3.75% 2024	39,450	41,621
Vodafone Group PLC 4.375% 2028	5,000	5,528
Vodafone Group PLC 5.25% 2048	10,000	11,611
Vodafone Group PLC 4.875% 2049	26,200	29,312
Vodafone Group PLC 4.25% 2050	21,020	21,518
		948,261
Materials 0.37%
Air Liquide SA 2.25% 2029[3]	20,990	20,611
ArcelorMittal 3.60% 2024	24,940	25,224
BHP Billiton Finance Ltd. 6.25% 2075 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) 5-year + 4.971% on 10/19/2020)[3,4]	3,175	3,294
Chevron Phillips Chemical Co. LLC 3.30% 2023[3]	9,750	10,018
Chevron Phillips Chemical Co. LLC 3.70% 2028[3]	25,000	26,654
Dow Chemical Co. 3.15% 2024[3]	34,020	34,960
Dow Chemical Co. 4.55% 2025[3]	23,705	26,063
Dow Chemical Co. 3.625% 2026[3]	34,630	36,173
Dow Chemical Co. 4.80% 2049[3]	25,310	27,996
DowDuPont Inc. 4.205% 2023	25,835	27,719
DowDuPont Inc. 4.493% 2025	43,561	48,154
DowDuPont Inc. 4.725% 2028	12,547	14,376
Eastman Chemical Co. 3.80% 2025	7,405	7,764
Ecolab Inc. 4.35% 2021	816	856
Ecolab Inc. 5.50% 2041	204	275
Ecolab Inc. 3.95% 2047	1,664	1,916
Georgia-Pacific Corp. 2.539% 2019[3]	21,000	21,004
American Balanced Fund — Page 20 of 40

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Glencore Funding LLC 4.125% 2024[3]	$16,500	$17,354
Holcim Ltd. 5.15% 2023[3]	17,000	18,282
International Paper Co. 7.30% 2039	7,835	10,634
LYB International Finance III, LLC 4.20% 2049	30,110	29,934
Mosaic Co. 3.25% 2022	19,000	19,426
Mosaic Co. 4.05% 2027	17,940	18,657
Sherwin-Williams Co. 2.75% 2022	3,928	3,988
Sherwin-Williams Co. 3.125% 2024	4,260	4,404
Sherwin-Williams Co. 3.45% 2027	10,930	11,451
Sherwin-Williams Co. 2.95% 2029	25,000	25,113
Sherwin-Williams Co. 3.80% 2049	45,928	47,125
Westlake Chemical Corp. 4.375% 2047	10,000	9,852
		549,277
Real estate 0.36%
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	4,285
Alexandria Real Estate Equities, Inc. 3.375% 2031	21,020	21,941
Alexandria Real Estate Equities, Inc. 4.85% 2049	8,165	10,101
Alexandria Real Estate Equities, Inc. 4.00% 2050	20,825	22,761
American Campus Communities, Inc. 3.35% 2020	21,070	21,300
American Campus Communities, Inc. 3.75% 2023	11,715	12,207
American Campus Communities, Inc. 4.125% 2024	10,965	11,739
American Campus Communities, Inc. 3.625% 2027	8,932	9,391
American Tower Corp. 3.55% 2027	6,815	7,191
American Tower Corp. 3.60% 2028	15,000	15,822
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,710
Corporate Office Properties LP 3.60% 2023	6,000	6,116
Corporate Office Properties LP 5.25% 2024	20,030	21,590
Corporate Office Properties LP 5.00% 2025	1,235	1,335
EPR Properties 4.75% 2026	23,500	25,285
ERP Operating LP 4.75% 2020	12,000	12,161
Essex Portfolio LP 3.875% 2024	27,215	28,723
Essex Portfolio LP 3.50% 2025	27,075	28,333
Essex Portfolio LP 3.375% 2026	2,395	2,505
Gaming and Leisure Properties, Inc. 3.35% 2024	16,338	16,513
Gaming and Leisure Properties, Inc. 4.00% 2030	45,625	46,080
Hospitality Properties Trust 4.25% 2021	8,425	8,541
Hospitality Properties Trust 5.00% 2022	4,350	4,549
Hospitality Properties Trust 4.50% 2023	21,820	22,478
Hospitality Properties Trust 4.95% 2027	11,000	11,156
Hospitality Properties Trust 3.95% 2028	12,610	11,981
Prologis, Inc. 4.25% 2023	20,000	21,540
Public Storage 2.37% 2022	8,640	8,727
Scentre Group 2.375% 2019[3]	14,845	14,841
Scentre Group 3.25% 2025[3]	1,780	1,826
Scentre Group 3.50% 2025[3]	10,415	10,806
Scentre Group 3.75% 2027[3]	13,620	14,385
WEA Finance LLC 3.25% 2020[3]	26,437	26,710
Welltower Inc. 3.95% 2023	20,600	21,835
Westfield Corp. Ltd. 3.15% 2022[3]	35,935	36,676
		543,140
Total corporate bonds & notes		20,128,040
American Balanced Fund — Page 21 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 9.57% U.S. Treasury 7.48%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2020	$443,000	$441,994
U.S. Treasury 1.50% 2020	101,000	100,768
U.S. Treasury 1.625% 2020	25,000	24,975
U.S. Treasury 2.50% 2020	8,750	8,826
U.S. Treasury 2.75% 2020	45,000	45,414
U.S. Treasury 1.125% 2021	84,000	83,160
U.S. Treasury 1.375% 2021	112,000	111,420
U.S. Treasury 1.375% 2021	101,350	100,807
U.S. Treasury 1.50% 2021	19,071	19,017
U.S. Treasury 1.625% 2021	49,273	49,220
U.S. Treasury 1.75% 2021	69,250	69,413
U.S. Treasury 2.00% 2021	75,000	75,625
U.S. Treasury 2.125% 2021	60,000	60,411
U.S. Treasury 2.25% 2021	926,800	934,344
U.S. Treasury 2.375% 2021	116,984	118,039
U.S. Treasury 2.75% 2021	30,000	30,644
U.S. Treasury 1.50% 2022	147,198	146,945
U.S. Treasury 1.875% 2022	100,000	100,702
U.S. Treasury 1.875% 2022	77,000	77,598
U.S. Treasury 1.875% 2022	75,195	75,876
U.S. Treasury 2.00% 2022	180,000	182,308
U.S. Treasury 2.00% 2022	35,000	35,329
U.S. Treasury 2.125% 2022	220,000	223,826
U.S. Treasury 1.375% 2023	100,000	99,293
U.S. Treasury 1.375% 2023	36,935	36,676
U.S. Treasury 1.625% 2023	36,000	36,063
U.S. Treasury 2.375% 2023	40,000	41,026
U.S. Treasury 2.50% 2023	131,046	135,195
U.S. Treasury 2.75% 2023[7]	180,200	188,057
U.S. Treasury 2.75% 2023	20,100	20,919
U.S. Treasury 2.875% 2023	216,212	227,580
U.S. Treasury 1.25% 2024	15,000	14,793
U.S. Treasury 1.75% 2024	300,050	302,663
U.S. Treasury 1.75% 2024	23,670	23,885
U.S. Treasury 2.125% 2024	100,000	102,588
U.S. Treasury 2.125% 2024	60,000	61,464
U.S. Treasury 2.25% 2024	173,800	179,092
U.S. Treasury 2.25% 2024	75,000	77,480
U.S. Treasury 2.25% 2024	50,000	51,425
U.S. Treasury 2.50% 2024	60,763	63,128
U.S. Treasury 2.00% 2025	30,000	30,638
U.S. Treasury 2.125% 2025	25,000	25,713
U.S. Treasury 2.625% 2025	62,796	66,198
U.S. Treasury 2.75% 2025	215,000	228,844
U.S. Treasury 2.75% 2025	10,765	11,443
U.S. Treasury 2.875% 2025	116,001	124,594
U.S. Treasury 3.00% 2025	210,000	226,663
U.S. Treasury 3.00% 2025	180,000	194,481
U.S. Treasury 1.875% 2026	390,900	397,459
U.S. Treasury 2.00% 2026	72,620	74,479
U.S. Treasury 2.25% 2026	886,918	921,623
U.S. Treasury 2.25% 2027	11,250	11,738
U.S. Treasury 2.375% 2027	4,350	4,585
U.S. Treasury 2.75% 2028	10,941	11,884
American Balanced Fund — Page 22 of 40

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2028	$600,000	$659,826
U.S. Treasury 2.875% 2028	65,768	72,213
U.S. Treasury 3.125% 2028	44,885	50,406
U.S. Treasury 1.625% 2029	331,722	330,322
U.S. Treasury 2.375% 2029	66,280	70,413
U.S. Treasury 2.75% 2042	32,950	37,033
U.S. Treasury 2.875% 2043	36,410	41,788
U.S. Treasury 3.125% 2043	48,025	57,336
U.S. Treasury 3.125% 2044	39,797	47,732
U.S. Treasury 3.625% 2044	25,000	32,348
U.S. Treasury 2.50% 2045[7]	115,000	123,855
U.S. Treasury 3.00% 2045	25,000	29,518
U.S. Treasury 3.00% 2045	25,000	29,462
U.S. Treasury 2.50% 2046[7]	52,120	56,184
U.S. Treasury 2.875% 2046[7]	100,000	115,824
U.S. Treasury 2.75% 2047[7]	151,180	171,254
U.S. Treasury 3.00% 2047[7]	60,062	71,229
U.S. Treasury 3.00% 2048	4,047	4,808
U.S. Treasury 2.25% 2049[7]	175,000	180,168
U.S. Treasury 2.875% 2049[7]	1,657,425	1,934,613
U.S. Treasury 3.00% 2049[7]	26,378	31,474
		11,256,136
U.S. Treasury inflation-protected securities 2.09%
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	104,807	104,854
U.S. Treasury Inflation-Protected Security 0.50% 2024[8]	421,565	427,222
U.S. Treasury Inflation-Protected Security 0.625% 2024[8]	361,254	367,303
U.S. Treasury Inflation-Protected Security 0.375% 2025[8]	119,546	121,303
U.S. Treasury Inflation-Protected Security 2.375% 2025[8]	68,053	75,847
U.S. Treasury Inflation-Protected Security 0.125% 2026[8]	107,032	106,971
U.S. Treasury Inflation-Protected Security 0.375% 2027[8]	120,282	121,799
U.S. Treasury Inflation-Protected Security 0.50% 2028[8]	182,017	186,509
U.S. Treasury Inflation-Protected Security 0.75% 2028[8]	153,310	161,247
U.S. Treasury Inflation-Protected Security 1.75% 2028[8]	32,943	37,075
U.S. Treasury Inflation-Protected Security 0.25% 2029[8]	331,555	334,981
U.S. Treasury Inflation-Protected Security 0.875% 2029[8]	330,219	351,136
U.S. Treasury Inflation-Protected Security 1.375% 2044[7,8]	130,392	156,639
U.S. Treasury Inflation-Protected Security 1.00% 2046[8]	37,897	42,344
U.S. Treasury Inflation-Protected Security 0.875% 2047[8]	37,199	40,499
U.S. Treasury Inflation-Protected Security 1.00% 2049[7,8]	446,720	506,279
		3,142,008
Total U.S. Treasury bonds & notes		14,398,144
Mortgage-backed obligations 9.57%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,5,9]	8,001	8,174
Bellemeade Re Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 3.618% 2029[3,5,9]	27,930	27,993
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[3,5,9]	7,711	7,785
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,5,9]	13,018	13,468
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 4.842% 2033[5,9]	784	785
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[9]	3,370	3,452
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[9]	15,265	16,513
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[9]	287	330
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[9]	141	162
American Balanced Fund — Page 23 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[9]	$1,502	$1,574
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[9]	5,600	5,876
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,9]	9,368	9,555
Fannie Mae 6.50% 2037[9]	492	555
Fannie Mae 6.50% 2047[9]	104	112
Fannie Mae 7.00% 2047[9]	49	55
Fannie Mae 7.00% 2047[9]	38	42
Fannie Mae 7.00% 2047[9]	24	27
Fannie Mae 7.00% 2047[9]	9	10
Fannie Mae 3.50% 2057[9]	49,751	52,393
Fannie Mae 3.50% 2058[9]	57,881	60,955
Fannie Mae Pool #AI3780 3.50% 2020[9]	1	1
Fannie Mae Pool #MA0703 3.50% 2021[9]	477	493
Fannie Mae Pool #931663 3.50% 2024[9]	638	660
Fannie Mae Pool #931738 3.50% 2024[9]	63	65
Fannie Mae Pool #AB1496 3.50% 2025[9]	1,432	1,481
Fannie Mae Pool #AE1778 3.50% 2025[9]	799	827
Fannie Mae Pool #AE9743 3.50% 2025[9]	584	604
Fannie Mae Pool #AH4407 3.50% 2026[9]	1,878	1,943
Fannie Mae Pool #AI8140 3.50% 2026[9]	23	24
Fannie Mae Pool #AL6615 3.50% 2027[9]	1,088	1,125
Fannie Mae Pool #AW7396 3.50% 2027[9]	168	174
Fannie Mae Pool #AK6769 3.50% 2027[9]	23	23
Fannie Mae Pool #AL5878 3.50% 2029[9]	330	346
Fannie Mae Pool #AL7688 3.50% 2030[9]	150	157
Fannie Mae Pool #BA0496 3.50% 2030[9]	145	150
Fannie Mae Pool #AZ5722 3.50% 2030[9]	23	24
Fannie Mae Pool #AL7972 3.50% 2031[9]	211	220
Fannie Mae Pool #BE7150 3.50% 2032[9]	482	502
Fannie Mae Pool #CA0960 3.50% 2032[9]	28	29
Fannie Mae Pool #MA3409 3.00% 2033[9]	13,193	13,521
Fannie Mae Pool #BJ9002 3.50% 2033[9]	99	104
Fannie Mae Pool #CA1270 3.50% 2033[9]	21	22
Fannie Mae Pool #MA3518 4.00% 2033[9]	82,369	86,200
Fannie Mae Pool #555880 5.50% 2033[9]	1,589	1,790
Fannie Mae Pool #555956 5.50% 2033[9]	1,426	1,614
Fannie Mae Pool #357399 5.50% 2033[9]	160	180
Fannie Mae Pool #MA3764 2.50% 2034[9]	35,117	35,435
Fannie Mae Pool #MA3695 3.00% 2034[9]	222,165	227,304
Fannie Mae Pool #MA3657 3.00% 2034[9]	57,760	59,084
Fannie Mae Pool #AA0914 5.00% 2035[9]	511	556
Fannie Mae Pool #745092 6.50% 2035[9]	1,504	1,719
Fannie Mae Pool #AS8438 3.00% 2036[9]	78,479	80,764
Fannie Mae Pool #887695 6.00% 2036[9]	449	517
Fannie Mae Pool #MA2866 3.00% 2037[9]	72,654	74,770
Fannie Mae Pool #MA2922 3.00% 2037[9]	38,688	39,814
Fannie Mae Pool #MA2897 3.00% 2037[9]	30,800	31,697
Fannie Mae Pool #888292 6.00% 2037[9]	4,038	4,651
Fannie Mae Pool #888746 6.50% 2037[9]	980	1,121
Fannie Mae Pool #889658 6.50% 2038[9]	1,308	1,504
Fannie Mae Pool #MA3671 3.00% 2039[9]	55,520	56,721
Fannie Mae Pool #MA3646 3.00% 2039[9]	2,989	3,058
Fannie Mae Pool #AD0679 5.50% 2039[9]	40	45
Fannie Mae Pool #AE0395 4.50% 2040[9]	7,369	7,988
Fannie Mae Pool #AE3049 4.50% 2040[9]	5,670	6,147
American Balanced Fund — Page 24 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE5471 4.50% 2040[9]	$4,025	$4,363
Fannie Mae Pool #AD8536 5.00% 2040[9]	3,066	3,388
Fannie Mae Pool #AE2513 5.00% 2040[9]	2,237	2,469
Fannie Mae Pool #932752 5.00% 2040[9]	834	921
Fannie Mae Pool #AE4689 5.00% 2040[9]	781	864
Fannie Mae Pool #AI2503 4.00% 2041[9]	5,042	5,388
Fannie Mae Pool #AH3575 4.50% 2041[9]	5,151	5,584
Fannie Mae Pool #AI5589 4.50% 2041[9]	75	81
Fannie Mae Pool #AI4289 5.00% 2041[9]	1,109	1,224
Fannie Mae Pool #AH5452 5.00% 2041[9]	977	1,058
Fannie Mae Pool #AI8121 5.00% 2041[9]	954	1,053
Fannie Mae Pool #AH9420 5.00% 2041[9]	884	976
Fannie Mae Pool #AI7218 5.00% 2041[9]	761	837
Fannie Mae Pool #AI0582 5.00% 2041[9]	723	797
Fannie Mae Pool #AH9370 5.00% 2041[9]	663	731
Fannie Mae Pool #AH9938 5.00% 2041[9]	460	508
Fannie Mae Pool #AI3894 5.00% 2041[9]	384	416
Fannie Mae Pool #AI6576 5.00% 2041[9]	283	312
Fannie Mae Pool #MA0791 5.00% 2041[9]	235	260
Fannie Mae Pool #AI4296 5.00% 2041[9]	149	164
Fannie Mae Pool #AI7159 5.00% 2041[9]	125	134
Fannie Mae Pool #AI1865 5.00% 2041[9]	88	97
Fannie Mae Pool #AI7058 5.00% 2041[9]	88	96
Fannie Mae Pool #AI6599 5.00% 2041[9]	42	45
Fannie Mae Pool #AI4563 5.00% 2041[9]	15	17
Fannie Mae Pool #AJ1422 5.00% 2041[9]	11	12
Fannie Mae Pool #AP2131 3.50% 2042[9]	14,757	15,508
Fannie Mae Pool #AK2147 5.00% 2042[9]	241	258
Fannie Mae Pool #AT2035 3.50% 2043[9]	18,533	19,479
Fannie Mae Pool #AT2741 3.50% 2043[9]	11,907	12,514
Fannie Mae Pool #AT7696 3.50% 2043[9]	8,630	9,053
Fannie Mae Pool #AT7689 3.50% 2043[9]	4,088	4,290
Fannie Mae Pool #AT7680 3.50% 2043[9]	1,617	1,695
Fannie Mae Pool #AQ9302 3.50% 2043[9]	1,212	1,274
Fannie Mae Pool #CA1546 4.00% 2043[9]	11,300	11,988
Fannie Mae Pool #AU8813 4.00% 2043[9]	420	455
Fannie Mae Pool #AU9348 4.00% 2043[9]	293	317
Fannie Mae Pool #AU9350 4.00% 2043[9]	267	286
Fannie Mae Pool #AV1538 4.50% 2043[9]	9,599	10,400
Fannie Mae Pool #AS2988 3.50% 2044[9]	59,012	61,656
Fannie Mae Pool #AS4477 3.50% 2045[9]	39,976	41,756
Fannie Mae Pool #AL8354 3.50% 2045[9]	14,609	15,388
Fannie Mae Pool #MA2471 3.50% 2045[9]	10,782	11,235
Fannie Mae Pool #BC4764 3.00% 2046[9]	158,952	162,899
Fannie Mae Pool #BM3610 3.50% 2046[9]	71,147	74,108
Fannie Mae Pool #BM3803 3.50% 2046[9]	25,194	26,239
Fannie Mae Pool #AL8522 3.50% 2046[9]	21,929	23,099
Fannie Mae Pool #AS6789 3.50% 2046[9]	17,954	18,722
Fannie Mae Pool #BC0157 3.50% 2046[9]	15,845	16,673
Fannie Mae Pool #AL9499 3.50% 2046[9]	14,920	15,558
Fannie Mae Pool #AS7168 3.50% 2046[9]	10,909	11,376
Fannie Mae Pool #BM3613 4.00% 2046[9]	54,821	57,894
Fannie Mae Pool #AS6669 4.00% 2046[9]	29,907	31,593
Fannie Mae Pool #BC4748 4.00% 2046[9]	25,535	26,869
Fannie Mae Pool #AS7868 4.00% 2046[9]	3,382	3,564
American Balanced Fund — Page 25 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BC7611 4.00% 2046[9]	$3,023	$3,202
Fannie Mae Pool #BD9665 4.00% 2046[9]	2,240	2,366
Fannie Mae Pool #BF0302 3.00% 2047[9]	36,257	36,618
Fannie Mae Pool #MA3147 3.00% 2047[9]	17,149	17,541
Fannie Mae Pool #MA3209 3.00% 2047[9]	6,183	6,323
Fannie Mae Pool #CA0377 3.00% 2047[9]	3,548	3,632
Fannie Mae Pool #MA3210 3.50% 2047[9]	101,788	105,544
Fannie Mae Pool #CA0858 3.50% 2047[9]	95,402	98,742
Fannie Mae Pool #BM3528 3.50% 2047[9]	76,278	80,254
Fannie Mae Pool #BH5752 3.50% 2047[9]	39,725	41,030
Fannie Mae Pool #MA3182 3.50% 2047[9]	33,069	34,226
Fannie Mae Pool #890833 3.50% 2047[9]	29,669	30,837
Fannie Mae Pool #CA0770 3.50% 2047[9]	17,587	18,153
Fannie Mae Pool #BM4655 3.50% 2047[9]	14,168	14,737
Fannie Mae Pool #BE3151 3.50% 2047[9]	3,028	3,158
Fannie Mae Pool #CA1055 3.50% 2047[9]	2,570	2,654
Fannie Mae Pool #BE3162 3.50% 2047[9]	1,967	2,051
Fannie Mae Pool #MA3148 3.50% 2047[9]	1,705	1,762
Fannie Mae Pool #BH6387 3.50% 2047[9]	1,098	1,133
Fannie Mae Pool #MA3149 4.00% 2047[9]	60,691	63,538
Fannie Mae Pool #MA3211 4.00% 2047[9]	50,748	53,130
Fannie Mae Pool #BM2005 4.00% 2047[9]	40,007	41,939
Fannie Mae Pool #MA3183 4.00% 2047[9]	15,738	16,486
Fannie Mae Pool #BJ4281 4.00% 2047[9]	8,815	9,222
Fannie Mae Pool #BD3552 4.00% 2047[9]	8,581	9,005
Fannie Mae Pool #BD3577 4.00% 2047[9]	6,948	7,270
Fannie Mae Pool #BM4413 4.50% 2047[9]	29,898	31,662
Fannie Mae Pool #CA0623 4.50% 2047[9]	13,439	14,207
Fannie Mae Pool #BE9242 4.50% 2047[9]	64	68
Fannie Mae Pool #MA2938 4.50% 2047[9]	34	37
Fannie Mae Pool #947661 6.50% 2047[9]	58	63
Fannie Mae Pool #BF0293 3.00% 2048[9]	172,734	176,751
Fannie Mae Pool #BM5024 3.00% 2048[9]	141,297	144,240
Fannie Mae Pool #CA2690 3.00% 2048[9]	15,345	15,707
Fannie Mae Pool #MA3238 3.50% 2048[9]	234,111	242,337
Fannie Mae Pool #BM4033 3.50% 2048[9]	56,051	58,340
Fannie Mae Pool #MA3332 3.50% 2048[9]	43,077	44,577
Fannie Mae Pool #BJ0648 3.50% 2048[9]	42,663	44,067
Fannie Mae Pool #CA1532 3.50% 2048[9]	37,393	38,698
Fannie Mae Pool #BH9277 3.50% 2048[9]	28,177	29,104
Fannie Mae Pool #CA2451 3.50% 2048[9]	20,813	21,509
Fannie Mae Pool #MA3442 3.50% 2048[9]	18,947	19,452
Fannie Mae Pool #BM3714 3.50% 2048[9]	17,803	18,565
Fannie Mae Pool #BJ6760 3.50% 2048[9]	11,870	12,355
Fannie Mae Pool #BJ5926 3.50% 2048[9]	9,476	9,774
Fannie Mae Pool #MA3305 3.50% 2048[9]	9,277	9,610
Fannie Mae Pool #BJ3790 3.50% 2048[9]	8,443	8,739
Fannie Mae Pool #MA3276 3.50% 2048[9]	8,290	8,563
Fannie Mae Pool #CA1686 3.50% 2048[9]	8,092	8,349
Fannie Mae Pool #BJ5927 3.50% 2048[9]	4,832	4,987
Fannie Mae Pool #BM3332 3.50% 2048[9]	4,481	4,664
Fannie Mae Pool #BJ8118 3.50% 2048[9]	3,632	3,753
Fannie Mae Pool #BJ1575 3.50% 2048[9]	2,957	3,053
Fannie Mae Pool #BJ8648 3.50% 2048[9]	1,515	1,559
Fannie Mae Pool #BK7655 3.924% 2048[5,9]	13,768	14,393
American Balanced Fund — Page 26 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3467 4.00% 2048[9]	$316,464	$329,514
Fannie Mae Pool #MA3239 4.00% 2048[9]	61,233	64,101
Fannie Mae Pool #MA3521 4.00% 2048[9]	57,875	60,196
Fannie Mae Pool #BK0199 4.00% 2048[9]	18,388	19,202
Fannie Mae Pool #BK1198 4.00% 2048[9]	11,165	11,667
Fannie Mae Pool #MA3443 4.00% 2048[9]	8,465	8,789
Fannie Mae Pool #BJ0639 4.00% 2048[9]	7,354	7,644
Fannie Mae Pool #FM1437 4.00% 2048[9]	7,230	7,537
Fannie Mae Pool #MA3306 4.00% 2048[9]	6,882	7,208
Fannie Mae Pool #BM2007 4.00% 2048[9]	3,392	3,531
Fannie Mae Pool #MA3384 4.00% 2048[9]	2,133	2,225
Fannie Mae Pool #BK4764 4.00% 2048[9]	633	659
Fannie Mae Pool #BJ4342 4.00% 2048[9]	492	515
Fannie Mae Pool #BJ9256 4.00% 2048[9]	379	395
Fannie Mae Pool #BK0920 4.00% 2048[9]	347	361
Fannie Mae Pool #CA1015 4.00% 2048[9]	265	278
Fannie Mae Pool #MA3277 4.00% 2048[9]	234	245
Fannie Mae Pool #BJ9260 4.00% 2048[9]	94	98
Fannie Mae Pool #CA2588 4.50% 2048[9]	215,573	228,403
Fannie Mae Pool #BJ2751 4.50% 2048[9]	64,090	67,893
Fannie Mae Pool #CA2204 4.50% 2048[9]	22,661	24,006
Fannie Mae Pool #MA3496 4.50% 2048[9]	16,840	17,733
Fannie Mae Pool #BN1545 4.50% 2048[9]	16,019	16,926
Fannie Mae Pool #MA3307 4.50% 2048[9]	12,122	12,810
Fannie Mae Pool #BJ5012 4.50% 2048[9]	4,333	4,571
Fannie Mae Pool #CA2056 4.50% 2048[9]	2,899	3,071
Fannie Mae Pool #BK1135 4.50% 2048[9]	1,564	1,654
Fannie Mae Pool #CA2642 4.50% 2048[9]	1,175	1,240
Fannie Mae Pool #CA2493 4.50% 2048[9]	946	999
Fannie Mae Pool #CA2643 4.50% 2048[9]	742	784
Fannie Mae Pool #BK7091 4.50% 2048[9]	549	580
Fannie Mae Pool #BK9902 4.50% 2048[9]	521	561
Fannie Mae Pool #BJ8318 4.50% 2048[9]	385	407
Fannie Mae Pool #BJ5829 4.50% 2048[9]	175	187
Fannie Mae Pool #BK8941 4.50% 2048[9]	133	140
Fannie Mae Pool #BK7111 4.50% 2048[9]	91	96
Fannie Mae Pool #BN0638 4.50% 2048[9]	90	95
Fannie Mae Pool #BK0253 4.50% 2048[9]	78	83
Fannie Mae Pool #BK9598 4.50% 2048[9]	72	76
Fannie Mae Pool #BK9366 4.50% 2048[9]	64	68
Fannie Mae Pool #MA3385 4.50% 2048[9]	—[10]	—[10]
Fannie Mae Pool #CA3807 3.00% 2049[9]	10,488	10,794
Fannie Mae Pool #CA3806 3.00% 2049[9]	5,304	5,462
Fannie Mae Pool #MA3803 3.50% 2049[9]	172,722	177,553
Fannie Mae Pool #MA3775 3.50% 2049[9]	98,183	100,929
Fannie Mae Pool #MA3637 3.50% 2049[9]	19,295	19,830
Fannie Mae Pool #CA3068 3.50% 2049[9]	12,828	13,392
Fannie Mae Pool #MA3692 3.50% 2049[9]	4,418	4,547
Fannie Mae Pool #BN7823 3.50% 2049[9]	886	912
Fannie Mae Pool #BN8106 3.50% 2049[9]	859	883
Fannie Mae Pool #CA2944 4.00% 2049[9]	236,736	246,035
Fannie Mae Pool #BN3940 4.00% 2049[9]	133,961	139,723
Fannie Mae Pool #MA3664 4.00% 2049[9]	28,581	29,650
Fannie Mae Pool #MA3776 4.00% 2049[9]	22,916	23,866
Fannie Mae Pool #BO2188 4.00% 2049[9]	22,926	23,851
American Balanced Fund — Page 27 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3804 4.00% 2049[9]	$2,094	$2,178
Fannie Mae Pool #MA3639 4.50% 2049[9]	109,142	114,965
Fannie Mae Pool #CA3513 4.50% 2049[9]	76,172	81,677
Fannie Mae Pool #CA3512 4.50% 2049[9]	48,974	52,587
Fannie Mae Pool #CA3840 4.50% 2049[9]	32,094	34,413
Fannie Mae Pool #CA3528 5.00% 2049[9]	17,164	18,431
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[9]	14,343	14,509
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[9]	11,116	11,253
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.321% 2023[5,9]	12,767	13,242
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[5,9]	17,945	18,901
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[5,9]	14,812	15,618
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[5,9]	16,865	17,626
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[5,9]	14,269	15,044
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.566% 2026[5,9]	38,665	39,511
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[5,9]	22,406	23,567
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.184% 2027[5,9]	32,890	34,973
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[9]	682	613
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,9]	114,487	121,831
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,9]	28,570	30,640
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[3,5,9]	42,219	43,522
Freddie Mac 3.50% 2021[9]	196	203
Freddie Mac 3.50% 2021[9]	20	21
Freddie Mac 3.50% 2025[9]	24	25
Freddie Mac 3.50% 2025[9]	15	15
Freddie Mac 3.50% 2026[9]	6,839	7,077
Freddie Mac 3.50% 2026[9]	3,710	3,839
Freddie Mac 3.50% 2026[9]	86	89
Freddie Mac 3.50% 2026[9]	77	80
Freddie Mac 3.50% 2026[9]	66	68
Freddie Mac 3.50% 2026[9]	28	29
Freddie Mac 3.50% 2026[9]	16	17
Freddie Mac 3.50% 2027[9]	50	52
Freddie Mac 6.50% 2027[9]	293	321
Freddie Mac 6.50% 2027[9]	181	202
Freddie Mac 6.50% 2027[9]	38	42
Freddie Mac 6.50% 2028[9]	203	227
Freddie Mac 3.50% 2029[9]	7,143	7,392
Freddie Mac 3.50% 2032[9]	79	83
Freddie Mac 3.00% 2033[9]	4,854	4,979
Freddie Mac 3.50% 2033[9]	8,069	8,353
Freddie Mac 3.50% 2033[9]	399	413
Freddie Mac 3.50% 2033[9]	79	81
Freddie Mac 3.50% 2033[9]	58	61
Freddie Mac 3.50% 2034[9]	3,190	3,301
Freddie Mac 3.50% 2034[9]	54	56
Freddie Mac 3.00% 2037[9]	41,571	42,804
Freddie Mac 3.00% 2037[9]	32,333	33,292
Freddie Mac 5.50% 2037[9]	286	316
Freddie Mac 5.50% 2037[9]	34	38
Freddie Mac 5.50% 2038[9]	109	123
Freddie Mac 5.50% 2038[9]	46	52
Freddie Mac 6.00% 2038[9]	807	929
Freddie Mac 3.50% 2039[9]	30,783	31,906
Freddie Mac 3.50% 2039[9]	1,213	1,257
Freddie Mac 5.50% 2039[9]	170	192
American Balanced Fund — Page 28 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.50% 2040[9]	$6,688	$7,253
Freddie Mac 4.50% 2040[9]	577	620
Freddie Mac 4.50% 2041[9]	1,345	1,460
Freddie Mac 4.50% 2041[9]	796	850
Freddie Mac 4.50% 2041[9]	464	499
Freddie Mac 4.50% 2041[9]	398	432
Freddie Mac 4.50% 2041[9]	107	113
Freddie Mac 4.50% 2041[9]	46	48
Freddie Mac 5.00% 2041[9]	315	347
Freddie Mac 3.50% 2042[9]	1,207	1,264
Freddie Mac 4.00% 2042[9]	9,518	10,181
Freddie Mac 3.50% 2043[9]	1,002	1,055
Freddie Mac 4.00% 2043[9]	582	624
Freddie Mac 3.50% 2044[9]	23,359	24,562
Freddie Mac 4.00% 2044[9]	10,800	11,426
Freddie Mac 4.00% 2044[9]	4,105	4,399
Freddie Mac 3.50% 2045[9]	3,944	4,115
Freddie Mac 3.50% 2045[9]	245	255
Freddie Mac 3.50% 2045[9]	19	20
Freddie Mac 4.00% 2045[9]	9,382	10,029
Freddie Mac 4.00% 2045[9]	4,027	4,254
Freddie Mac 3.00% 2046[9]	26,248	27,091
Freddie Mac 3.50% 2046[9]	40,678	42,325
Freddie Mac 3.50% 2046[9]	35,332	36,631
Freddie Mac 3.50% 2046[9]	14,666	15,285
Freddie Mac 3.50% 2046[9]	11,609	12,077
Freddie Mac 3.50% 2046[9]	10,952	11,403
Freddie Mac 3.50% 2046[9]	8,892	9,263
Freddie Mac 3.50% 2046[9]	6,018	6,259
Freddie Mac 3.50% 2046[9]	4,527	4,723
Freddie Mac 3.50% 2046[9]	44	46
Freddie Mac 3.50% 2046[9]	31	32
Freddie Mac 4.00% 2046[9]	39,776	41,902
Freddie Mac 4.00% 2046[9]	21,271	22,486
Freddie Mac 4.00% 2046[9]	16,709	17,624
Freddie Mac 4.00% 2046[9]	13,155	13,896
Freddie Mac 4.00% 2046[9]	6,869	7,279
Freddie Mac 4.00% 2046[9]	2,641	2,787
Freddie Mac 4.00% 2046[9]	1,639	1,737
Freddie Mac 4.50% 2046[9]	2,091	2,212
Freddie Mac 4.50% 2046[9]	1,236	1,317
Freddie Mac 3.50% 2047[9]	156,408	161,956
Freddie Mac 3.50% 2047[9]	95,872	99,301
Freddie Mac 3.50% 2047[9]	86,446	89,239
Freddie Mac 3.50% 2047[9]	61,075	63,151
Freddie Mac 3.50% 2047[9]	47,493	49,223
Freddie Mac 3.50% 2047[9]	43,322	44,912
Freddie Mac 3.50% 2047[9]	21,369	22,125
Freddie Mac 3.50% 2047[9]	12,004	12,637
Freddie Mac 3.50% 2047[9]	542	564
Freddie Mac 4.00% 2047[9]	105,866	111,337
Freddie Mac 4.00% 2047[9]	56,525	59,308
Freddie Mac 4.00% 2047[9]	40,649	42,745
Freddie Mac 4.00% 2047[9]	38,810	40,689
Freddie Mac 4.00% 2047[9]	12,624	13,345
American Balanced Fund — Page 29 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2047[9]	$6,197	$6,506
Freddie Mac 4.50% 2047[9]	14,960	15,841
Freddie Mac 4.50% 2047[9]	7,095	7,499
Freddie Mac 3.50% 2048[9]	86,678	89,453
Freddie Mac 3.50% 2048[9]	33,297	34,390
Freddie Mac 3.50% 2048[9]	28,752	29,678
Freddie Mac 3.50% 2048[9]	19,483	20,358
Freddie Mac 3.50% 2048[9]	11,348	11,831
Freddie Mac 3.50% 2048[9]	9,978	10,261
Freddie Mac 3.50% 2048[9]	2,133	2,209
Freddie Mac 4.00% 2048[9]	321,632	334,063
Freddie Mac 4.00% 2048[9]	147,380	153,419
Freddie Mac 4.00% 2048[9]	82,763	86,857
Freddie Mac 4.00% 2048[9]	50,006	52,422
Freddie Mac 4.00% 2048[9]	27,712	29,001
Freddie Mac 4.00% 2048[9]	16,533	17,156
Freddie Mac 4.00% 2048[9]	1,811	1,898
Freddie Mac 4.00% 2048[9]	1,309	1,371
Freddie Mac 4.50% 2048[9]	10,395	10,989
Freddie Mac 3.50% 2049[9]	16,759	17,269
Freddie Mac Pool #G18659 3.00% 2032[9]	15,777	16,189
Freddie Mac Pool #G18655 3.00% 2032[9]	3,632	3,727
Freddie Mac Pool #G16550 3.00% 2033[9]	81,053	83,147
Freddie Mac Pool #G18695 3.00% 2033[9]	63,679	65,318
Freddie Mac Pool #G16574 3.00% 2033[9]	40,767	41,819
Freddie Mac Pool #ZS8715 3.00% 2033[9]	18,135	18,553
Freddie Mac Pool #G16663 3.00% 2033[9]	17,516	18,021
Freddie Mac Pool #G18691 3.00% 2033[9]	10,456	10,726
Freddie Mac Pool #G16426 3.00% 2033[9]	7,689	7,943
Freddie Mac Pool #G18681 3.00% 2033[9]	522	536
Freddie Mac Pool #G18736 3.00% 2034[9]	198,930	203,662
Freddie Mac Pool #SB8000 3.00% 2034[9]	182,892	187,096
Freddie Mac Pool #ZT1871 3.00% 2034[9]	133,805	136,902
Freddie Mac Pool #J40638 3.00% 2034[9]	50,669	51,870
Freddie Mac Pool #G16737 3.00% 2034[9]	29,159	29,910
Freddie Mac Pool #G18729 3.00% 2034[9]	3,673	3,760
Freddie Mac Pool #G18732 3.00% 2034[9]	373	381
Freddie Mac Pool #G18737 3.50% 2034[9]	25,987	26,907
Freddie Mac Pool #G18730 3.50% 2034[9]	2,692	2,787
Freddie Mac Pool #C92057 3.00% 2039[9]	38,620	39,503
Freddie Mac Pool #1B7749 4.752% 2040[5,9]	36	38
Freddie Mac Pool #V80026 3.00% 2043[9]	59	61
Freddie Mac Pool #Q23185 4.00% 2043[9]	317	344
Freddie Mac Pool #760014 3.479% 2045[5,9]	3,701	3,789
Freddie Mac Pool #G60344 4.00% 2045[9]	9,096	9,724
Freddie Mac Pool #G67701 3.00% 2046[9]	179,172	184,498
Freddie Mac Pool #Q38643 3.50% 2046[9]	271	283
Freddie Mac Pool #G61733 3.00% 2047[9]	32,369	33,330
Freddie Mac Pool #760015 3.236% 2047[5,9]	19,716	19,920
Freddie Mac Pool #G08812 3.00% 2048[9]	13,541	13,835
Freddie Mac Pool #G08822 3.00% 2048[9]	6,606	6,741
Freddie Mac Pool #G08847 4.00% 2048[9]	165,042	171,464
Freddie Mac Pool #ZT1545 4.00% 2048[9]	87,681	90,933
Freddie Mac Pool #G08887 3.00% 2049[9]	9,253	9,404
Freddie Mac Pool #G08881 3.50% 2049[9]	241,835	248,369
American Balanced Fund — Page 30 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #V85664 3.50% 2049[9]	$97,719	$102,129
Freddie Mac Pool #V85472 3.50% 2049[9]	49,799	51,435
Freddie Mac Pool #ZA7046 4.00% 2049[9]	103,663	108,333
Freddie Mac Pool #ZN4802 4.00% 2049[9]	1,862	1,937
Freddie Mac Pool #G61927 4.50% 2049[9]	31,454	33,283
Freddie Mac Pool #ZA7160 4.50% 2049[9]	22,778	24,049
Freddie Mac Pool #Q62943 4.50% 2049[9]	3,177	3,407
Freddie Mac Pool #ZA7009 4.50% 2049[9]	2,518	2,659
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.668% 2024[5,9]	2,579	2,588
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.218% 2024[5,9]	5,215	5,285
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.968% 2025[5,9]	2,344	2,365
Freddie Mac, Series T041, Class 3A, 5.414% 2032[5,9]	1,168	1,294
Freddie Mac, Series 3318, Class JT, 5.50% 2037[9]	1,908	2,108
Freddie Mac, Series KS01, Class A1, Multi Family, 1.693% 2022[9]	1,306	1,301
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[9]	17,125	17,384
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[9]	1,075	1,089
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[9]	44,445	46,162
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[9]	13,505	14,024
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[5,9]	59,309	64,482
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[9]	27,630	29,393
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[9]	28,540	30,588
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[9]	29,815	32,135
Freddie Mac, Series K069, Class A2, Multi Family, 3.187% 2027[5,9]	20,520	22,109
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[5,9]	10,830	11,759
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[9]	17,500	19,070
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[9]	36,696	41,495
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[9]	72,196	75,303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.50% 2056[9]	42,670	44,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[9]	69,389	71,161
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[5,9]	32,556	33,276
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[9]	9,121	9,335
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[5,9]	14,169	14,470
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[9]	26,624	28,023
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[9]	11,307	11,883
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[9]	136,380	142,730
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[9]	14,842	15,533
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[9]	55,657	58,489
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[9]	24,545	26,473
Government National Mortgage Assn. 6.00% 2038[9]	2,957	3,402
Government National Mortgage Assn. 4.00% 2041[9]	7,088	7,570
Government National Mortgage Assn. 4.00% 2044[9]	109	116
Government National Mortgage Assn. 4.50% 2045[9]	8,982	9,599
Government National Mortgage Assn. 4.50% 2045[9]	211	225
Government National Mortgage Assn. 3.00% 2046[9]	86,183	88,903
Government National Mortgage Assn. 4.00% 2047[9]	91,073	95,085
Government National Mortgage Assn. 4.00% 2047[9]	54,061	56,408
Government National Mortgage Assn. 4.00% 2047[9]	10,968	11,460
Government National Mortgage Assn. 4.00% 2047[9]	8,948	9,355
Government National Mortgage Assn. 3.50% 2048[9]	108,243	112,377
Government National Mortgage Assn. 3.50% 2048[9]	74,369	77,239
Government National Mortgage Assn. 3.50% 2048[9]	49,495	51,369
Government National Mortgage Assn. 4.00% 2048[9]	240,073	251,112
Government National Mortgage Assn. 4.00% 2048[9]	2,948	3,067
Government National Mortgage Assn. 4.50% 2048[9]	25,025	26,194
Government National Mortgage Assn. 3.00% 2049[9,11]	53,650	55,064
American Balanced Fund — Page 31 of 40

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 3.50% 2049[9,11]	$25,550	$26,475
Government National Mortgage Assn. 4.00% 2049[9,11]	78,867	82,026
Government National Mortgage Assn. 4.50% 2049[9,11]	49,454	51,695
Government National Mortgage Assn. 4.50% 2049[9]	5	5
Government National Mortgage Assn. 4.50% 2049[9]	4	4
Government National Mortgage Assn. Pool #MA5985 3.50% 2049[9]	386,092	400,329
Government National Mortgage Assn. Pool #MA5816 3.50% 2049[9]	9,223	9,562
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[9]	399,374	416,427
Government National Mortgage Assn. Pool #MA5931 4.00% 2049[9]	98,767	102,893
Government National Mortgage Assn. Pool #MA6155 4.00% 2049[9]	17,983	18,843
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[9]	327,458	342,728
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[9]	249,955	262,402
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[9]	40,279	42,437
Government National Mortgage Assn. Pool #MA6156 4.50% 2049[9]	18,696	19,712
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[9]	13,718	14,499
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[9]	1,580	1,653
Government National Mortgage Assn. Pool #710085 5.109% 2061[9]	74	75
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[9]	5,000	5,240
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,5,9]	39,184	39,419
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,5,9]	14,931	15,067
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 2.868% 2051[3,5,9]	13,525	13,565
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[9]	4,000	4,192
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[9]	3,380	3,468
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,9]	6,355	6,469
Royal Bank of Canada 1.875% 2020[9]	18,000	17,982
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,5,9]	24,796	25,475
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[3,5,9]	10,500	10,633
Uniform Mortgage-Backed Security 2.50% 2034[9,11]	49,583	50,014
Uniform Mortgage-Backed Security 3.50% 2034[9,11]	3,667	3,793
Uniform Mortgage-Backed Security 4.00% 2034[9,11]	25,000	26,011
Uniform Mortgage-Backed Security 3.00% 2049[9,11]	195,459	198,140
Uniform Mortgage-Backed Security 3.50% 2049[9,11]	28,676	29,420
Uniform Mortgage-Backed Security 4.00% 2049[9,11]	322	334
Uniform Mortgage-Backed Security 4.50% 2049[9,11]	293,569	309,188
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class IIA6, 4.983% 2035[5,9]	2,455	2,572
Westpac Banking Corp. 2.25% 2020[3,9]	12,500	12,539
		14,394,840
Asset-backed obligations 0.97%
Aesop Funding LLC, Series 2015-1A, Class A, 2.50% 2021[3,9]	15,000	15,013
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[3,9]	1,150	1,154
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[9]	719	718
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[9]	3,983	3,990
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.288% 2025[3,5,9]	5,682	5,683
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[9]	8,000	8,240
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[3,9]	365	365
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[3,5,9]	10,396	10,527
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,9]	2,761	2,766
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,9]	488	489
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[3,9]	2,821	2,842
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[3,9]	4,275	4,329
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[3,9]	10,655	10,869
CWABS, Inc., Series 2004-BC1, Class M1, (1-month USD-LIBOR + 0.50%) 2.768% 2034[5,9]	1,546	1,547
American Balanced Fund — Page 32 of 40

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[3,9]	$1,483	$1,484
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[9]	1,812	1,813
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[3,9]	2,711	2,714
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[9]	35,055	35,274
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[9]	2,195	2,197
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[9]	6,615	6,681
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[9]	49,120	49,623
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[9]	15,980	16,342
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[9]	33,495	34,098
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[3,9]	3,781	3,786
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[3,9]	6,257	6,280
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[3,9]	2,850	2,862
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[3,9]	5,510	5,567
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[3,9]	9,570	9,640
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,9]	1,299	1,299
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[3,9]	7,345	7,371
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[3,9]	31,319	31,442
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[3,9]	11,220	11,341
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[3,9]	21,100	21,255
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[3,9]	34,000	34,374
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[3,9]	29,000	29,725
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 2.794% 2030[5,9]	5,476	5,483
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,9]	8,500	8,497
Ford Credit Auto Owner Trust, Series 2014, Class A, 2.31% 2026[3,9]	8,880	8,880
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,9]	35,370	35,481
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,9]	33,450	33,536
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[3,9]	37,335	37,821
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,9]	64,300	67,385
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,9]	70,000	74,114
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,9]	101,235	105,583
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[9]	14,390	14,379
Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A, 2.44% 2026[9]	12,798	12,847
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[3,9]	15,413	15,770
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,9]	18,465	18,384
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,9]	5,505	5,526
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[3,9]	9,113	9,127
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 3.11% 2024[3,9]	8,310	8,393
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.45% 2025[3,9]	5,145	5,214
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[9]	3,538	3,541
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[9]	7,813	7,821
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[9]	623	624
Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 3.44% 2024[9]	50,000	50,867
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.61% 2025[9]	10,565	10,783
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 2027[3,9]	1,073	1,077
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 3.068% 2035[3,5,9]	1,255	1,267
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,9]	2,558	2,580
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 2.85% 2030[5,9]	3,068	3,066
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 3.10% 2033[5,9]	12,240	12,267
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.333% 2025[3,5,9]	36,605	36,645
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[9]	44,100	45,253
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[9]	46,360	47,379
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,9]	1,248	1,257
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[3,9]	449	451
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[3,9]	8,815	8,815
American Balanced Fund — Page 33 of 40

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[3,9]	$2,279	$2,278
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,9]	35,000	35,818
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[3,9]	18,967	19,183
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[3,9]	16,536	16,735
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[3,9]	2,952	2,950
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[3,9]	31,097	31,070
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[3,9]	22,336	22,330
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 3.06% 2023[3,9]	35,050	35,162
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[3,9]	8,685	8,734
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[3,9]	13,905	14,027
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[9]	33,000	33,421
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[9]	46,065	47,143
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[9]	31,590	32,380
World Financial Network Credit Card Master Note Trust, Series 2019-C, Class A, 2.21% 2026[9]	77,000	77,134
		1,462,178
Municipals 0.31% Illinois 0.26%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	27,234	28,514
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	242,620	263,000
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	25,930	29,710
G.O. Bonds, Series 2019-A, 3.75% 2020	12,000	12,060
G.O. Bonds, Series 2019-A, 3.75% 2021	12,000	12,168
G.O. Bonds, Series 2019-A, 3.75% 2022	12,000	12,277
G.O. Bonds, Series 2019-A, 4.20% 2024	12,000	12,157
G.O. Bonds, Series 2019-A, 4.50% 2025	6,750	6,940
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	4,820	5,685
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 2035	4,935	6,020
		388,531
California 0.03%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,052
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,285	1,290
Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	24,091
		37,433
Florida 0.01%
Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,696
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,028
		20,724
New Jersey 0.01%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.18% 2028[5]	5,000	5,020
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,165
		17,185
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	300	312
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	575	589
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	2,085	2,199
		3,100
American Balanced Fund — Page 34 of 40

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Bonds, notes & other debt instruments (continued) Municipals (continued) New York 0.00%	Principal amount (000)	Value (000)
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-T-4, 3.435% 2025	$2,625	$2,739
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	820	850
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	389	381
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	345	353
		471,296
Bonds & notes of governments & government agencies outside the U.S. 0.20%
CPPIB Capital Inc. 2.375% 2021[3]	26,000	26,173
CPPIB Capital Inc. 2.25% 2022[3]	25,714	26,008
CPPIB Capital Inc. 2.75% 2027[3]	26,400	28,033
Israel (State of) 3.15% 2023	35,000	36,542
Manitoba (Province of) 3.05% 2024	13,500	14,252
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[3]	2,492	2,619
Qatar (State of) 3.375% 2024[3]	25,000	26,203
Qatar (State of) 4.00% 2029[3]	10,000	11,094
Qatar (State of) 4.817% 2049[3]	10,000	12,399
Quebec (Province of) 2.375% 2022	51,867	52,612
Quebec (Province of) 2.75% 2027	26,000	27,611
Saudi Arabia (Kingdom of) 4.00% 2025[3]	27,205	29,193
Saudi Arabia (Kingdom of) 5.25% 2050[3]	10,000	12,475
		305,214
Federal agency bonds & notes 0.16%
Fannie Mae 6.25% 2029	4,000	5,544
Federal Home Loan Bank 2.375% 2020	200,000	200,511
Federal Home Loan Bank 5.50% 2036	600	879
Private Export Funding Corp. 3.55% 2024	25,897	27,807
		234,741
Total bonds, notes & other debt instruments (cost: $49,429,311,000)		51,394,453
Short-term securities 5.27% Money market investments 5.20%	Shares
Capital Group Central Cash Fund 2.07%[2,12]	78,174,951	7,816,713
Other short-term securities 0.07%	Principal amount (000)
U.S. Treasury Bills 2.35% due 11/7/2019	$104,960	104,777
Total short-term securities (cost: $7,921,397,000)		7,921,490
Total investment securities 100.27% (cost: $120,488,675,000)		150,791,349
Other assets less liabilities (0.27)%		(412,498)
Net assets 100.00%		$150,378,851
American Balanced Fund — Page 35 of 40

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 9/30/2019[14] (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
90 Day Euro Dollar Futures	Long	18,545	March 2020	$4,636,250	$4,558,824	$19,208
90 Day Euro Dollar Futures	Short	18,545	March 2021	(4,636,250)	(4,571,574)	(21,080)
2 Year U.S. Treasury Note Futures	Long	65,972	January 2020	13,194,400	14,216,966	(36,595)
5 Year U.S. Treasury Note Futures	Long	14,343	January 2020	1,434,300	1,708,946	(11,891)
10 Year Ultra U.S. Treasury Note Futures	Short	23,282	December 2019	(2,328,200)	(3,315,502)	40,197
30 Year Ultra U.S. Treasury Bond Futures	Long	5,821	December 2019	582,100	1,117,086	(23,542)
						$(33,703)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 9/30/2019 (000)
3-month USD-LIBOR	2.194%	3/29/2024	$874,200	$(25,921)	$—	$(25,921)
3-month USD-LIBOR	2.21875%	3/29/2024	919,150	(28,242)	—	(28,242)
					$—	$(54,163)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended September 30, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 9/30/2019 (000)
Common stocks 0.35%
Materials 0.35%
Royal Gold, Inc.	4,254,500	—	—	4,254,500	$—	$159,799	$3,382	$524,197
Short-term securities 5.20%
Money market investments 5.20%
Capital Group Central Cash Fund 2.07%[12]	—	228,272,501	150,097,550	78,174,951	(54)	20	107,251	7,816,713
Total 5.55%					$(54)	$159,819	$110,633	$8,340,910
American Balanced Fund — Page 36 of 40

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,819,420,000, which represented 3.87% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Coupon rate may change periodically.
[6]	Scheduled interest and/or principal payment was not received.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $104,439,000, which represented .07% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Amount less than one thousand.
[11]	Purchased on a TBA basis.
[12]	Rate represents the seven-day yield at 9/30/2019.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
American Balanced Fund — Page 37 of 40

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When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $22,561,792,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $3,992,155,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$20,552,131	$—	$—	$20,552,131
Health care	13,038,428	—	—	13,038,428
Financials	11,294,014	—	—	11,294,014
Consumer discretionary	8,700,777	—	—	8,700,777
Industrials	8,198,401	—	—	8,198,401
Communication services	7,161,940	—	—	7,161,940
Consumer staples	6,883,956	—	—	6,883,956
Energy	5,189,956	—	—	5,189,956
Materials	4,803,650	—	—	4,803,650
Real estate	4,246,308	—	—	4,246,308
Utilities	964,711	—	—	964,711
Preferred securities	184,766	4,873	—	189,639
Convertible stocks	251,495	—	—	251,495
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	20,128,040	—	20,128,040
U.S. Treasury bonds & notes	—	14,398,144	—	14,398,144
Mortgage-backed obligations	—	14,394,840	—	14,394,840
Asset-backed obligations	—	1,462,178	—	1,462,178
Municipals	—	471,296	—	471,296
Bonds & notes of governments & government agencies outside the U.S.	—	305,214	—	305,214
Federal agency bonds & notes	—	234,741	—	234,741
Short-term securities	7,816,713	104,777	—	7,921,490
Total	$99,287,246	$51,504,103	$—	$150,791,349
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$59,405	$—	$—	$59,405
Liabilities:
Unrealized depreciation on futures contracts	(93,108)	—	—	(93,108)
Unrealized depreciation on interest rate swaps	—	(54,163)	—	(54,163)
Total	$(33,703)	$(54,163)	$—	$(87,866)
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

American Balanced Fund — Page 39 of 40

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Key to abbreviations and symbol
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-011-1119O-S73109	American Balanced Fund — Page 40 of 40